Prospectus
                                                                February 1, 2003

Seligman
Municipal Funds

Seeking Income Exempt From Regular Income Tax


..  Seligman Municipal Fund Series, Inc.

..  Seligman Municipal Series Trust

..  Seligman New Jersey Municipal Fund, Inc.

..  Seligman Pennsylvania Municipal Fund Series












The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

                                   Managed by

                                     [LOGO]

                             J.& W. Seligman & Co.
                                  Incorporated
                                Established 1864

Table of Contents

The Funds

A discussion of the investment strategies, risks, performance and expenses of the Funds.
    Overview of the Funds 1
    National Fund 4
    California High-Yield Fund 6
    California Quality Fund 8
    Colorado Fund 10
    Florida Fund 12
    Georgia Fund 14
    Louisiana Fund 16
    Maryland Fund 18
    Massachusetts Fund 20
    Michigan Fund 22
    Minnesota Fund 24
    Missouri Fund 26
    New Jersey Fund 28
    New York Fund 30
    North Carolina Fund 32
    Ohio Fund 34
    Oregon Fund 36
    Pennsylvania Fund 38
    South Carolina Fund 40
    Management of the Funds 42

Shareholder Information
    Deciding Which Class of Shares to Buy 43
    Pricing of Fund Shares 45
    Opening Your Account 45
    How to Buy Additional Shares 46
    How to Exchange Shares Among the Seligman Mutual Funds 46
    How to Sell Shares 47
    Important Policies That May Affect Your Account 48
    Dividends and Capital Gain Distributions 49
    Taxes 49
Financial Highlights 50
How to Contact Us 69
For More Information back cover
times change ... values endure

The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

National Fund  Massachusetts Fund New York Fund
Colorado Fund  Michigan Fund      Ohio Fund
Georgia Fund   Minnesota Fund     Oregon Fund
Louisiana Fund Missouri Fund      South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four Funds:

California High-Yield Fund Florida Fund
California Quality Fund    North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES
Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

PRINCIPAL INVESTMENT STRATEGIES
Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

--------------------------------------------------------------------------------
  Alternative Minimum Tax (AMT):
  A tax imposed on certain types of income to ensure
  that all taxpayers pay at least a minimum amount of taxes.
--------------------------------------------------------------------------------

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective.

A Fund's investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

PRINCIPAL RISKS
Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of a Fund's portfolio holdings, as described below:

   Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund's investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the Fund's securities holdings. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, you should expect a Fund's net asset value to rise.

   Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

   In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

   Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities are currently facing budget shortfalls and other problems as a result of the recent economic downturn. The failure to address these problems in a satisfactory manner could affect a state's or municipality's credit quality and result in downgrading or a decline in a security's market value. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

   The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

   Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include state or local legislation or policy changes, economic factors, natural disasters and the possibility of credit problems. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

   Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE
Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes due to their different fees and expenses.

FEES AND EXPENSES
The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

                   Discussions of each Fund begin on page 4.

NATIONAL FUND

INVESTMENT OBJECTIVE
The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In respect of the National Fund's risks, please refer to the "Principal Risks" section on pages 2 and 3 of this Prospectus.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

NATIONAL FUND

                         Class A Annual Total Returns
                                Calendar Years


                                    [CHART]

  93       94       95      96      97      98      99       00      01    02
------   ------   ------  -----   ------  -----   ------   ------  -----  -----
14.10%   -9.95%   20.10%  3.33%   10.38%  5.66%   -5.24%   12.33%  3.53%  6.65%

Best calendar quarter return: 8.25% - quarter ended 3/31/95.
Worst calendar quarter return: -8.20% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C    CLASS D
                                      SINCE      SINCE
                  ONE   FIVE   TEN  INCEPTION  INCEPTION
                  YEAR  YEARS YEARS  5/27/99    2/1/94
                  ----  ----- ----- ---------  ---------
Class A
  Return before
   taxes          1.59% 3.41% 5.22%     n/a       n/a
  Return after
   taxes on
   distributions  1.59  3.41  5.04      n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    2.71  3.64  5.09      n/a       n/a
Class C           3.76   n/a   n/a     3.34%      n/a
Class D           4.82  3.51   n/a      n/a      3.83%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71     6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees               Class A    Class C Class D
----------------              -------     ------- -------
Maximum Sales Charge (Load)..  4.75%          2%      1%
 Maximum Sales Charge (Load)
   on Purchases (as a % of
   offering price)...........  4.75%/(1)/     1%    none
 Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   on Redemptions (as a % of
   original purchase price or
   current net asset value,
   whichever is less)........   none/(1)/     1%      1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees..............   .50%        .50%    .50%
Distribution and/or
  Service (12b-1) Fees.......   .10%       1.00%   1.00%
Other Expenses...............   .29%        .29%    .29%
                               -----       -----   -----
Total Annual Fund Operating
  Expenses...................   .89%       1.79%   1.79%
                               =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $562       $745       $  945       $1,519
Class C       379        658        1,060        2,184
Class D       282        563          970        2,105

If you did not sell your shares at the end of each period, your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $562       $745       $  945       $1,519
Class C       280        658        1,060        2,184
Class D       182        563          970        2,105

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE
The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:

.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors including the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

.. Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93       94       95      96      97      98      99       00      01    02
-----    ------  ------    -----  -----    -----  ------  ------   -----  -----
9.91%    -2.79%  14.55%    5.52%  8.72%    6.18%  -5.26%  14.40%   4.60%  7.02%

Best calendar quarter return: 6.48% - quarter ended 3/31/95.
Worst calendar quarter return: -2.34% - quarter ended 12/31/99.

             Average Annual Total Returns--Periods Ended 12/31/02

                                       CLASS C   CLASS D
                                        SINCE     SINCE
                   ONE    FIVE   TEN  INCEPTION INCEPTION
                   YEAR   YEARS YEARS  5/27/99   2/1/94
                  ------  ----- ----- --------- ---------
Class A
  Return before
   taxes            1.98% 4.18% 5.58%    n/a       n/a
  Return after
   taxes on
   distributions    1.84  4.08  5.43     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares      2.90  4.24  5.45     n/a       n/a
Class C             3.79   n/a   n/a    4.12%      n/a
Class D             4.91  4.22   n/a     n/a      4.67%
Lehman Brothers
 Municipal Bond
 Index              9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses*
           -------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .34%        .34%    .34%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .94%       1.84%   1.84%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
* Amounts do not reflect the effect of the voluntary expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $566       $760       $  970       $1,575
                    Class C       384        673        1,086        2,237
                    Class D       287        579          995        2,159

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $566       $760       $  970       $1,575
                    Class C       285        673        1,086        2,237
                    Class D       187        579          995        2,159

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE
The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:

.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

CALIFORNIA QUALITY FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96     97     98      99      00     01      02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
12.61%  -8.30%  19.79%  3.91%  8.80%  6.26%  -6.10%  16.27%  4.34%  7.16%

Best calendar quarter return: 8.97% - quarter ended 3/31/95.
Worst calendar quarter return: -6.63% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.00% 4.32% 5.60%    n/a       n/a
  Return after
   taxes on
   distributions  2.00  4.09  5.37     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    2.80  4.29  5.39     n/a       n/a
Class C           3.97   n/a   n/a    4.58%      n/a
Class D           5.05  4.41   n/a     n/a      4.39%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .27%        .27%    .27%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .87%       1.77%   1.77%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       377        652        1,050        2,163
                    Class D       280        557          959        2,084

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       278        652        1,050        2,163
                    Class D       180        557          959        2,084

COLORADO FUND

INVESTMENT OBJECTIVE
The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:

.. Because the Fund invests primarily in securities of Colorado issuers, the Fund's performance may be affected by state or local legislation or policy changes, terrorist attacks, the construction downturn, weakness in the technology and telecom industries, the bankruptcy of United Airlines and other economic factors.

.. Due to the current economic condition in the State, together with the State's constitutionally mandated inability to increase taxes or retain prior years' surplus revenues without voter approval, the State of Colorado has to significantly reduce its expenditures in order to balance its budget for the current fiscal year. Local governments and state agencies and other instrumentalities may be adversely affected by the legislature's spending decisions. In addition, some local governments in Colorado, especially those which rely heavily on sales tax revenues, are also facing budget deficits. Colorado's constitutional and statutory restrictions on spending and taxes may adversely affect the ability of state and local governments to provide their necessary services.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and beside the chart do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

COLORADO FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95      96     97     98     99      00     01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
11.11%  -5.13%  13.96%  3.39%  7.52%  5.80%  -5.26%  12.92%  5.22%  7.66%

Best calendar quarter return: 6.34% - quarter ended 3/31/95.
Worst calendar quarter return: -4.87% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.50% 4.09% 5.00%    n/a       n/a
  Return after
   taxes on
   distributions  2.47  4.05  4.95     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.15  4.15  4.95     n/a       n/a
Class C           4.68   n/a   n/a    4.11%      n/a
Class D           5.68  4.16   n/a     n/a      3.86%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .36%        .36%    .36%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .96%       1.86%   1.86%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $568       $766       $  981       $1,597
                    Class C       386        679        1,096        2,258
                    Class D       289        585        1,006        2,180

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $568       $766       $  981       $1,597
                    Class C       287        679        1,096        2,258
                    Class D       189        585        1,006        2,180

FLORIDA FUND

INVESTMENT OBJECTIVE
The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:

.. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

.. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

FLORIDA FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95      96     97     98     99      00     01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
13.52%  -5.52%  16.67%  2.76%  9.33%  5.67%  -4.89%  14.41%  4.15%  7.67%

Best calendar quarter return: 7.00% - quarter ended 3/31/95.
Worst calendar quarter return: -5.99% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                           CLASS C   CLASS D
                                            SINCE     SINCE
                  ONE     FIVE     TEN    INCEPTION INCEPTION
                  YEAR    YEARS   YEARS    5/27/99   2/1/94
                  ----    -----   -----   --------- ---------
Class A
  Return before
   taxes          2.51%   4.25%   5.63%      n/a       n/a
  Return after
   taxes on
   distributions  2.48    4.17    5.45       n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.17    4.27    5.42       n/a       n/a
Class C           4.64     n/a     n/a      4.56%      n/a
Class D           5.72    4.47     n/a       n/a      4.51%
Lehman Brothers
 Municipal Bond
 Index            9.60    6.06    6.71      6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses*
           -------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .25%       1.00%   1.00%
           Other Expenses...............   .34%        .34%    .34%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................  1.09%       1.84%   1.84%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
* Amounts do not reflect the effect of the voluntary expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $581       $805       $1,047       $1,741
                    Class C       384        673        1,086        2,237
                    Class D       287        579          995        2,159

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $581       $805       $1,047       $1,741
                    Class C       285        673        1,086        2,237
                    Class D       187        579          995        2,159

GEORGIA FUND

INVESTMENT OBJECTIVE
The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:

.. Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, transportation and public utilities industries, as these industries, along with government, comprise the largest sources of employment within the State.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from of losses realized on the sale of Fund shares.

GEORGIA FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96      97     98     99      00     01      02
------  ------  ------  -----  -----  -----  ------  ------  -----  ------
12.21%  -7.64%  19.16%  3.86%  9.02%  5.94%  -5.04%  13.49%  3.02%  7.83%

Best calendar quarter return: 7.71% - quarter ended 3/31/95.
Worst calendar quarter return: -6.83% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.66% 3.85% 5.38%    n/a       n/a
  Return after
   taxes on
   distributions  2.52  3.68  5.18     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.32  3.93  5.21     n/a       n/a
Class C           4.77   n/a   n/a    3.80%      n/a
Class D           5.85  3.93   n/a     n/a      4.24%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees               Class A    Class C Class D
----------------              -------     ------- -------
Maximum Sales Charge (Load)..  4.75%          2%      1%
 Maximum Sales Charge (Load)
   on Purchases (as a % of
   offering price)...........  4.75%/(1)/     1%    none
 Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   on Redemptions (as a % of
   original purchase price or
   current net asset value,
   whichever is less)........   none/(1)/     1%      1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees..............   .50%        .50%    .50%
Distribution and/or
  Service (12b-1) Fees.......   .10%       1.00%   1.00%
Other Expenses...............   .29%        .29%    .29%
                               -----       -----   -----
Total Annual Fund Operating
  Expenses...................   .89%       1.79%   1.79%
                               =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $562       $745       $  945       $1,519
Class C       379        658        1,060        2,184
Class D       282        563          970        2,105

If you did not sell your shares at the end of each period, your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $562       $745       $  945       $1,519
Class C       280        658        1,060        2,184
Class D       182        563          970        2,105

LOUISIANA FUND

INVESTMENT OBJECTIVE
The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:

.. Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

LOUISIANA FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93       94     95      96     97     98     99      00     01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
11.45%  -5.89%  17.10%  3.49%  8.45%  5.93%  -4.62%  12.70%  4.20%  8.50%

Best calendar quarter return: 6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -5.38% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                       CLASS C   CLASS D
                                        SINCE     SINCE
                   ONE    FIVE   TEN  INCEPTION INCEPTION
                   YEAR   YEARS YEARS  5/27/99   2/1/94
                  ------  ----- ----- --------- ---------
Class A
  Return before
   taxes            3.34% 4.16% 5.39%    n/a       n/a
  Return after
   taxes on
   distributions    3.23  4.05  5.18     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares      3.80  4.22  5.23     n/a       n/a
Class C             5.48   n/a   n/a    4.31%      n/a
Class D             6.53  4.24   n/a     n/a      4.29%
Lehman Brothers
 Municipal Bond
 Index              9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .27%        .27%    .27%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .87%       1.77%   1.77%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       377        652        1,050        2,163
                    Class D       280        557          959        2,084

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       278        652        1,050        2,163
                    Class D       180        557          959        2,084

MARYLAND FUND

INVESTMENT OBJECTIVE
The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:

.. Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

.. The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

MARYLAND FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95      96     97     98     99      00      01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
11.93%  -5.48%  16.84%  3.66%  8.09%  5.85%  -3.34%  11.25%  4.18%  7.60%

Best calendar quarter return: 6.96% - quarter ended 3/31/95.
Worst calendar quarter return: -5.29% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.44% 3.97% 5.34%    n/a       n/a
  Return after
   taxes on
   distributions  2.21  3.90  5.15     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3,31  4.09  5.19     n/a       n/a
Class C           4.44   n/a   n/a    3.98%      n/a
Class D           5.50  4.05   n/a     n/a      4.17%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .30%        .30%    .30%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .90%       1.80%   1.80%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $562       $748       $  950       $1,530
                    Class C       380        661        1,065        2,195
                    Class D       283        566          975        2,116

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Year      5 Year      10 Years
                                ------     -------     -------     --------
                    Class A      $562       $748       $  950       $1,530
                    Class C       281        661        1,065        2,195
                    Class D       183        566          975        2,116

MASSACHUSETTS FUND

INVESTMENT OBJECTIVE
The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:

.. Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

MASSACHUSETTS FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96     97     98      99      00      01    02
------  ------  ------  -----  -----  -----  ------  ------  -----  ------
11.52%  -4.43%  15.20%  4.14%  8.68%  6.55%  -6.73%  15.20%  4.39%  9.94%

Best calendar quarter return: 6.44% - quarter ended 3/31/95.
Worst calendar quarter return: -4.69% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          4.74% 4.59% 5.68%    n/a       n/a
  Return after
   taxes on
   distributions  4.74  4.53  5.47     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    4.56  4.54  5.45     n/a       n/a
Class C           6.73   n/a   n/a    4.76%      n/a
Class D           7.82  4.63   n/a     n/a      4.57%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .26%        .26%    .26%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .86%       1.76%   1.76%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $559       $736       $  929       $1,485
                    Class C       376        649        1,045        2,152
                    Class D       279        554          954        2,073

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $559       $736       $  929       $1,485
                    Class C       277        649        1,045        2,152
                    Class D       179        554          954        2,073

MICHIGAN FUND

INVESTMENT OBJECTIVE
The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:

.. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

MICHIGAN FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96      97     98     99      00      01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -------
11.48%  -4.84%  15.78%  3.74%  8.73%  6.12%  -3.80%  12.89%  4.37%   7.75%

Best calendar quarter return: 6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -4.63% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                              CLASS C   CLASS D
                                               SINCE     SINCE
                   ONE     FIVE      TEN     INCEPTION INCEPTION
                   YEAR    YEARS    YEARS     5/27/99   2/1/94
                  -----    -----    -----    --------- ---------
Class A
  Return before
   taxes           2.68%    4.31%    5.50%      n/a       n/a
  Return after
   taxes on
   distributions   2.60     4.16     5.28       n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares     3.37     4.34     5.34       n/a       n/a
Class C            4.78      n/a      n/a      4.43%      n/a
Class D            5.80     4.36      n/a       n/a      4.38%
Lehman Brothers
 Municipal Bond
 Index             9.60     6.06     6.71      6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees               Class A    Class C Class D
----------------              -------     ------- -------
Maximum Sales Charge (Load)..  4.75%          2%      1%
 Maximum Sales Charge (Load)
   on Purchases (as a % of
   offering price)...........  4.75%/(1)/     1%    none
 Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   on Redemptions (as a % of
   original purchase price or
   current net asset value,
   whichever is less)........   none/(1)/     1%      1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees..............   .50%        .50%    .50%
Distribution and/or
  Service (12b-1) Fees.......   .10%       1.00%   1.00%
Other Expenses...............   .26%        .26%    .26%
                               -----       -----   -----
Total Annual Fund Operating
  Expenses...................   .86%       1.76%   1.76%
                               =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $559       $736       $  929       $1,485
Class C       376        649        1,045        2,152
Class D       279        554          954        2,073

If you did not sell your shares at the end of each period, your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $559       $736       $  929       $1,485
Class C       277        649        1,045        2,152
Class D       179        554          954        2,073

MINNESOTA FUND

INVESTMENT OBJECTIVE
The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:

.. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.

.. The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Minnesota's budget outlook has weakened substantially since the beginning of the 2002-2003 biennium. The State is experiencing budget deficits which have almost exhausted its reserves and limited the options available to State officials to successfully manage revenue variations. A November 2002 official State forecast projected a $356 million deficit in the current biennial budget ending June 30, 2003. The State must use reserves and reduce spending to balance the budget for this biennium. The forecast also projected a $4.2 billion deficit for the 2004-2005 biennium, the budget for which also must be balanced.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

MINNESOTA FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93       94     95      96     97     98     99      00      01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  ------
13.49%  -2.54%  11.41%  3.39%  7.02%  6.21%  -4.15%  12.34%  4.26%   7.81%

Best calendar quarter return: 5.04% - quarter ended 3/31/95.
Worst calendar quarter return: -3.23% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.68% 4.14% 5.24%    n/a       n/a
  Return after
   taxes on
   distributions  2.68  4.06  5.15     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.28  4.19  5.18     n/a       n/a
Class C           4.74   n/a   n/a    4.11%      n/a
Class D           5.85  4.21   n/a     n/a      3.93%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .25%        .25%    .25%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .85%       1.75%   1.75%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $558       $733       $  924       $1,474
                    Class C       375        646        1,039        2,142
                    Class D       278        551          949        2,062

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $558       $733       $  924       $1,474
                    Class C       276        646        1,039        2,142
                    Class D       178        551          949        2,062

MISSOURI FUND

INVESTMENT OBJECTIVE
The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:

.. Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

MISSOURI FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96     97      98     99      00     01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
11.40%  -6.32%  16.95%  3.71%  8.08%  5.77%  -5.59%  15.18%  3.49%  9.04%

Best calendar quarter return: 7.31% - quarter ended 3/31/95.
Worst calendar quarter return: -6.11% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          3.83% 4.33% 5.39%    n/a       n/a
  Return after
   taxes on
   distributions  3.79  4.21  5.17     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    4.00  4.32  5.19     n/a       n/a
Class C           5.66   n/a   n/a    4.61%      n/a
Class D           6.77  4.41   n/a     n/a      4.26%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%/(1)/     2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .30%        .30%    .30%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .90%       1.80%   1.80%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $562       $748       $  950       $1,530
                    Class C       380        661        1,065        2,195
                    Class D       283        566          975        2,116

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $562       $748       $  950       $1,530
                    Class C       281        661        1,065        2,195
                    Class D       183        566          975        2,116

NEW JERSEY FUND

INVESTMENT OBJECTIVE
The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:

.. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

NEW JERSEY FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

   93     94      95      96     97     98     99      00      01      02
------  ------  ------  -----  -----  -----  ------  ------  -----   -----
12.37%  -6.15%  15.57%  3.40%  8.93%  6.00%  -5.58%  13.25%  3.98%   7.78%

Best calendar quarter return: 6.78% - quarter ended 3/31/95.
Worst calendar quarter return: -5.63% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.59% 3.88% 5.20%    n/a       n/a
  Return after
   taxes on
   distributions  2.56  3.78  4.95     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.19  3.94  5.01     n/a       n/a
Class C           5.01   n/a   n/a    3.99%      n/a
Class D           6.00  4.09   n/a     n/a      4.23%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees               Class A    Class C Class D
----------------              -------     ------- -------
Maximum Sales Charge (Load)..  4.75%          2%      1%
 Maximum Sales Charge (Load)
   on Purchases (as a % of
   offering price)...........  4.75%/(1)/     1%    none
 Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   on Redemptions (as a % of
   original purchase price or
   current net asset value,
   whichever is less)........   none/(1)/   .39%      1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees..............   .50%        .50%    .50%
Distribution and/or
  Service (12b-1) Fees.......   .25%       1.00%   1.00%
Other Expenses...............   .34%        .34%    .34%
                               -----       -----   -----
Total Annual Fund Operating
  Expenses...................  1.04%       1.84%   1.84%
                               =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $576       $790       $1,022       $1,686
Class C       384        673        1,086        2,237
Class D       287        579          995        2,159

If you did not sell your shares at the end of each period, your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $576       $790       $1,022       $1,686
Class C       285        673        1,086        2,237
Class D       187        579          995        2,159

NEW YORK FUND

INVESTMENT OBJECTIVE
The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:

.. New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

.. The events of September 11, 2001 had a substantial negative effect on the economy of New York City, including the displacement or closure of many businesses, a decline in tourism, and retrenchment in the securities industry, which is a major source of employment in the City.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

NEW YORK FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95      96     97      98     99      00      01      02
------  ------  ------  -----  ------  -----  ------  ------  -----   -----
13.26%  -7.93%  19.31%  3.83%  10.04%  6.86%  -5.64%  15.00%  3.48%   8.93%

Best calendar quarter return: 8.13% - quarter ended 3/31/95.
Worst calendar quarter return: -6.61% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/01

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          3.74% 4.47% 5.87%    n/a       n/a
  Return after
   taxes on
   distributions  3.71  4.33  5.63     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    4.00  4.46  5.62     n/a       n/a
Class C           5.90   n/a   n/a    4.56%      n/a
Class D           6.96  4.56   n/a     n/a      4.63%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .27%        .27%    .27%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .87%       1.77%   1.77%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       377        652        1,050        2,163
                    Class D       280        557          959        2,084

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       278        652        1,050        2,163
                    Class D       180        557          959        2,084

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE
The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment- grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:

.. The North Carolina economy has grown only modestly in 2002 as it has begun to recover from the recession and some sectors of the North Carolina economy, particularly manufacturing, continue to decline.

.. Because of the failure of State revenues to reach projected levels, the State is currently coping with a significant budget shortfall and likely will continue to deal with budget problems until the rate of growth in the North Carolina economy increases. Because of these budget problems, both Moody's and S&P reviewed their ratings of North Carolina general obligations in 2002. While S&P retained its AAA rating for North Carolina's general obligations, Moody's reduced its rating of such obligations to Aa1. A failure to adequately deal with these ongoing problems could further adversely effect the credit ratings of general obligations of the State.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

NORTH CAROLINA FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95       96     97      98     99      00      01    02
------  ------  ------   -----  -----   -----  ------  ------  -----  -----
12.98%  -7.35%  19.56%   2.71%  8.75%   5.81%  -5.02%  12.33%  4.34%  8.18%

Best calendar quarter return: 8.72% - quarter ended 3/31/95.
Worst calendar quarter return: -6.73 - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          3.01% 3.97% 5.42%    n/a        n/a
  Return after
   taxes on
   distributions  2.90  3.81  5.29     n/a        n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.44  3.98  5.25     n/a        n/a
Class C           5.16   n/a   n/a    4.20%       n/a
Class D           6.24  4.19   n/a     n/a       4.31%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)    6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees               Class A    Class C Class D
----------------              -------     ------- -------
Maximum Sales Charge (Load)..  4.75%          2%      1%
 Maximum Sales Charge (Load)
   on Purchases (as a % of
   offering price)...........  4.75%/(1)/     1%    none
 Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   on Redemptions (as a % of
   original purchase price or
   current net asset value,
   whichever is less)........   none/(1)/     1%      1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees..............   .50%        .50%    .50%
Distribution and/or
  Service (12b-1) Fees.......   .25%       1.00%   1.00%
Other Expenses...............   .36%        .36%    .36%
                               -----       -----   -----
Total Annual Fund Operating
  Expenses...................  1.11%       1.86%   1.86%
                               =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $583       $811       $1,058       $1,762
Class C       386        679        1,096        2,258
Class D       289        585        1,006        2,180

If you did not sell your shares at the end of each period, your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $583       $811       $1,058       $1,762
Class C       287        679        1,096        2,258
Class D       189        585        1,006        2,180

OHIO FUND

INVESTMENT OBJECTIVE
The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:

.. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

OHIO FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

   93     94      95      96     97    98      99     00      01     02
------ ------  ------  -----  -----  -----  ------  ------  -----  -----
11.64% -4.91%  15.23%  3.77%  8.39%  5.89%  -4.65%  13.41%  4.17%  8.07%


Best calendar quarter return: 6.47% - quarter ended 3/31/95.
Worst calendar quarter return; -4.89% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                         CLASS C   CLASS D
                                          SINCE     SINCE
                  ONE     FIVE     TEN  INCEPTION INCEPTION
                  YEAR    YEARS   YEARS  5/27/99   2/1/94
                  ----    -----   ----- --------- ---------
Class A
  Return before
   taxes          2.98%   4.19%   5.38%    n/a       n/a
  Return after
   taxes on
   distributions  2.96    4.09    5.17     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.53    4.25    5.23     n/a       n/a
Class C           5.02     n/a     n/a    4.29%      n/a
Class D           6.08    4.26     n/a     n/a      4.28%
Lehman Brothers
 Municipal Bond
 Index            9.60    6.06    6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .25%        .25%    .25%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .85%       1.75%   1.75%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $558       $733       $  924       $1,474
                    Class C       375        646        1,039        2,142
                    Class D       278        551          949        2,062

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $558       $733       $  924       $1,474
                    Class C       276        646        1,039        2,142
                    Class D       178        551          949        2,062

OREGON FUND

INVESTMENT OBJECTIVE
The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:

.. Oregon's economy continues to be affected by the technology, manufacturing, forest products, and agricultural industries, which continue to decline.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

OREGON FUND

                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96     97     98      99      00      01     02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
10.90%  -4.56%  14.55%  3.81%  9.05%  6.09%  -3.95%  12.56%  4.38%  8.20%

Best calendar quarter return: 6.15% - quarter ended 3/31/95.
Worst calendar quarter return: -4.48% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          3.09% 4.30% 5.40%    n/a       n/a
  Return after
   taxes on
   distributions  3.01  4.19  5.27     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.57  4.31  5.26     n/a       n/a
Class C           5.14   n/a   n/a    4.36%      n/a
Class D           6.23  4.37   n/a     n/a      4.39%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees               Class A    Class C Class D
----------------              -------     ------- -------
Maximum Sales Charge (Load)..  4.75%          2%      1%
 Maximum Sales Charge (Load)
   on Purchases (as a % of
   offering price)...........  4.75%/(1)/     1%    none
 Maximum Contingent Deferred
   Sales Charge (Load) (CDSC)
   on Redemptions (as a % of
   original purchase price or
   current net asset value,
   whichever is less)........   none/(1)/     1%      1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management Fees..............   .50%        .50%    .50%
Distribution and/or
  Service (12b-1) Fees.......   .10%       1.00%   1.00%
Other Expenses...............   .30%        .30%    .30%
                               -----       -----   -----
Total Annual Fund Operating
  Expenses...................   .90%       1.80%   1.80%
                               =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $562       $748       $  950       $1,530
Class C       380        661        1,065        2,195
Class D       283        566          975        2,116

If you did not sell your shares at the end of each period, your costs would be:

            1 Year     3 Years     5 Years     10 Years
            ------     -------     -------     --------
Class A      $562       $748       $  950       $1,530
Class C       281        661        1,065        2,195
Class D       183        566          975        2,116

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE
The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:

.. Pennsylvania and various of its political subdivisions, including the Philadelphia School District and the cities of Philadelphia, Pittsburgh and Scranton, have, in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

PENNSYLVANIA FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95     96      97     98     99      00       01      02
------  ------  ------  -----  -----  -----  ------  ------   -----  -----
12.91%  -7.03%  18.01%  3.44%  8.70%  6.14%  -5.19%  12.98%   3.81%  9.31%

Best calendar quarter return: 7.59% - quarter ended 3/31/95.
Worst calendar quarter return: -6.40% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          4.08% 4.21% 5.51%    n/a       n/a
  Return after
   taxes on
   distributions  3.84  4.05  5.19     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    4.20  4.16  5.21     n/a       n/a
Class C           6.40   n/a   n/a    4.44%      n/a
Class D           7.50  4.44   n/a     n/a      4.38%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges, or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           Maximum Sales Charge (Load)..  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .25%       1.00%   1.00%
           Other Expenses...............   .50%        .50%    .50%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................  1.25%       2.00%   2.00%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $596       $853       $1,129       $1,915
                    Class C       400        721        1,167        2,404
                    Class D       303        627        1,078        2,327

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $596       $853       $1,129       $1,915
                    Class C       301        721        1,167        2,404
                    Class D       203        627        1,078        2,327

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVE
The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The South Carolina Fund uses the following investment strategies to pursue its investment objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment- grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:

.. While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years through June 30, 1993. These difficulties have not to date impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

.. South Carolina had year-end deficits of $87.4 million and $149 million for fiscal year 2001 and fiscal year 2002, respectively. The deficit for fiscal year 2002 exhausted the State's General Reserve Fund. The State is experiencing further revenue shortfalls in fiscal year 2003. The State has sequestered its Capital Reserve Fund for fiscal year 2003. The state has also imposed a 4.5% appropriation reduction and has sequestered an additional 0.5% of expenditures applicable to all state agencies and political subdivisions. As of December 15, 2002, ratings on the State's general obligation bonds had not been revised.

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table beside the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

SOUTH CAROLINA FUND


                         Class A Annual Total Returns
                                Calendar Years

                                    [CHART]

  93      94      95      96      97   98      99      00      01      02
------  ------  ------  -----  -----  -----  ------  ------  -----  -----
11.71%  -6.70%  17.65%  3.93%  8.72%  5.73%  -5.59%  14.65%  3.80%  7.69%
Best calendar quarter return: 7.23% - quarter ended 3/31/95.
Worst calendar quarter return: -6.18% - quarter ended 3/31/94.

             Average Annual Total Returns--Periods Ended 12/31/02

                                     CLASS C   CLASS D
                                      SINCE     SINCE
                  ONE   FIVE   TEN  INCEPTION INCEPTION
                  YEAR  YEARS YEARS  5/27/99   2/1/94
                  ----  ----- ----- --------- ---------
Class A
  Return before
   taxes          2.52% 4.03% 5.37%    n/a       n/a
  Return after
   taxes on
   distributions  2.46  3.94  5.20     n/a       n/a
  Return after
   taxes on
   distributions
   and sale of
   Fund shares    3.27  4.11  5.22     n/a       n/a
Class C           4.66   n/a   n/a    4.20%      n/a
Class D           5.71  4.13   n/a     n/a      4.25%
Lehman Brothers
 Municipal Bond
 Index            9.60  6.06  6.71    6.51(1)   6.03(2)

  The Lehman Brothers Municipal Bond Index (Lehman Index) is an unmanaged index that does not reflect any fees, sales charges or taxes. The Lehman Index does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.

FEES AND EXPENSES

           Shareholder Fees               Class A    Class C Class D
           ----------------              -------     ------- -------
           .Maximum Sales Charge (Load).  4.75%          2%      1%
            Maximum Sales Charge (Load)
              on Purchases (as a % of
              offering price)...........  4.75%/(1)/     1%    none
            Maximum Contingent Deferred
              Sales Charge (Load) (CDSC)
              on Redemptions (as a % of
              original purchase price or
              current net asset value,
              whichever is less)........   none/(1)/     1%      1%

           Annual Fund Operating Expenses
           ------------------------------
           (as a percentage of average net assets)
           Management Fees..............   .50%        .50%    .50%
           Distribution and/or
             Service (12b-1) Fees.......   .10%       1.00%   1.00%
           Other Expenses...............   .27%        .27%    .27%
                                          -----       -----   -----
           Total Annual Fund Operating
             Expenses...................   .87%       1.77%   1.77%
                                          =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       377        652        1,050        2,163
                    Class D       280        557          959        2,084

                    If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
                    Class A      $560       $739       $  934       $1,497
                    Class C       278        652        1,050        2,163
                    Class D       180        557          959        2,084

MANAGEMENT OF THE FUNDS
A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $11.4 billion in assets as of December 31, 2002. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2002, of approximately $7.5 billion. Seligman, at its discretion, agreed to waive a portion of its fees for the fiscal year ended September 30, 2002 to limit the per annum fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively.

Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of each Fund's average daily net assets.


     Affiliates of Seligman:

     Seligman Advisors, Inc.:
     Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

     Seligman Services, Inc.:
     A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

     Seligman Data Corp. (SDC):
     Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost

Portfolio Management

The Funds are managed by the Seligman Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles, a Director and Managing Director of Seligman, has been Vice President and Portfolio Manager of the Funds since their inception. He is also Executive Vice President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

 . The amount you plan to invest.

 . How long you intend to remain invested in a Fund, or another Seligman mutual fund.

 . If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

 . Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized dealer or financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A
 . Initial sales charge on Fund purchases, as set forth below:
                                             Sales Charge   Regular Dealer
                         Sales Charge           as a %         Discount
Amount of your              as a %              of Net        as a % of
Investment           of Offering Price/(1)/ Amount Invested Offering Price
----------           ---------------------  --------------- --------------
Less than $ 50,000           4.75%               4.99%           4.25%
$50,000 - $ 99,999           4.00                4.17            3.50
$100,000 - $249,999          3.50                3.63            3.00
$250,000 - $499,999          2.50                2.56            2.25
$500,000 - $999,999          2.00                2.04            1.75
$1,000,000 and
  over/(2)/                  0.00                0.00            0.00
/(1)/ "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
/(2)/ You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.
 . Annual 12b-1 fee (for shareholder services) of up to 0.25%.
 . No initial sales charge on reinvested dividends or capital gain distributions.
 . Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
 . Initial sales charge on Fund purchases, as set forth below:
                                              Sales Charge   Regular Dealer
                          Sales Charge           as a %         Discount
Amount of your               as a %              of Net        as a % of
Investment            of Offering Price/(1)/ Amount Invested Offering Price
----------            ---------------------  --------------- --------------
Less than $100,000            1.00%               1.01%           1.00%
$100,000 - $249,999           0.50                0.50            0.50
$250,000 - $1,000,000         0.00                0.00            0.00
(1) "Offering Price" is the amount that you actually pay for Fund shares;
    it includes the initial sales charge.

--------------------------------------------------------------------------------
 Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy
 Class A shares.
--------------------------------------------------------------------------------

 . A 1% CDSC on shares sold within eighteen months of purchase.
 . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.
 . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.
 . No initial sales charge on reinvested dividends or capital gain distributions.
 . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D*
 . No initial sales charge on purchases.

 . A 1% CDSC on shares sold within one year of purchase.

 . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

 . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

 . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

   *Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.
--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated
To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund ("another fund" or "other fund") or when you exchange shares of another fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another fund, it will be assumed that you held the shares of the other fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other fund.

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." An authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

--------------------------------------------------------------------------------
  NAV:
  Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares of a Fund.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Funds' Board of Directors or Trustees, as applicable.

OPENING YOUR ACCOUNT

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

  . Regular (non-retirement) accounts: $1,000
  . For accounts opened concurrently with Invest-A-Check(R):
    $100 to open if you will be making monthly investments
    $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.


If you want to be able to buy, sell, or exchange shares  by  telephone, you should complete an application when you open your  account.  This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES
After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

           Seligman Data Corp.
           P.O. Box 9766
           Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check.(R) You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of a Fund. If you wish to use this service, contact SDC or an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares and be drawn in an amount of $100 or more.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix/SM/. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact an authorized dealer or your financial advisor for more information.

Seligman Harvester/SM Patent Pending/. If you are a retiree or nearing retirement, this program is designed to help you establish an investmsent strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact an authorized dealer or your financial advisor for more information.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Fund shares. Exchanges will be made at each Fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment. Before making an exchange, contact an authorized dealer or your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money. To protect you and a Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; or (3) to be mailed to your financial advisor, then before sending any money a Fund will require:

 . a signed, written redemption request;
 . telephone confirmation; and
 . a signature guarantee.

Confirmations will not affect the date on which your redemption request is actually processed.


  Signature Guarantee:
  Protects you and the Funds from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable signature guarantee.


You may need to provide additional documents to sell Fund shares if you are:

 . a corporation;
 . an executor or administrator;
 . a trustee or custodian; or
 . in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer or your financial advisor or SDC's Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10% of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT
To protect you and other shareholders, each Fund reserves the right to:

 . Refuse an exchange request if:

     1.you have exchanged twice from the same fund in any three-month period;

     2.the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or

     3.you, an authorized dealer or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

 . Refuse any request to buy Fund shares;

 . Reject any request received by telephone;

 . Suspend or terminate telephone services;

 . Reject a signature guarantee that SDC believes may be fraudulent;

 . Close your fund account if its value falls below $500, although the Funds generally will not close an account that falls below $500 as a result of a market decline. The Funds will notify you in writing at least 30 days before closing the account;

 . Close your account if it does not have a certified taxpayer identification number.

Telephone Services
You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

 . Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

 . Exchange shares between funds;

 . Change dividend and/or capital gain distribution options;

 . Change your address;

 . Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

 . Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

 . Corporations may not sell Fund shares by phone;

 . IRAs may only exchange Fund shares or request address changes by phone;

 . Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege
If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of a Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally declares dividends from its net investment income daily and pays dividends on the 17th of each month. If the 17th day of the month falls on a weekend or on a NYSE holiday, dividends will be paid on the previous business day. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.

--------------------------------------------------------------------------------
Dividend:
A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:
A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

Ex-dividend Date:
The day on which any declared distributions (dividends or capital gains)
are deducted from the Fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

You may elect to:

(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

TAXES

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt generally are taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information. However, because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year. Deloitte & Touche LLP, independent auditors, have audited this information. Their reports, along with the Funds' financial statements, are included in each Fund's Annual Report, which is available upon request.

NATIONAL FUND

                                                       CLASS A                                  CLASS C
                                    ---------------------------------------------  -------------------------------
                                                                                         Year ended
                                               Year ended September 30,                 September 30,      5/27/99**
                                    ---------------------------------------------  ----------------------     to
                                      2002     2001     2000     1999      1998     2002    2001    2000    9/30/99
                                    -------  -------  -------  -------   --------  ------  ------  ------  ---------
Per Share Data:*
Net asset value, beginning of
 period............................   $7.98    $7.65    $7.68    $8.32      $8.01   $7.98   $7.65   $7.68    $8.08
                                    -------  -------  -------  -------   --------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)00....    0.37     0.37     0.39     0.39       0.39    0.30    0.30    0.32     0.11
 Net gains or losses on
  securities (both realized
  and unrealized)00................    0.06     0.33    (0.03)   (0.64)      0.31    0.06    0.33   (0.03)   (0.40)
                                    -------  -------  -------  -------   --------  ------  ------  ------   ------
Total from investment operations...    0.43     0.70     0.36    (0.25)      0.70    0.36    0.63    0.29    (0.29)
                                    -------  -------  -------  -------   --------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment
  income...........................   (0.36)   (0.37)   (0.39)   (0.39)     (0.39)  (0.29)  (0.30)  (0.32)   (0.11)
 Distributions from capital gains..      --       --       --       --         --      --      --      --       --
                                    -------  -------  -------  -------   --------  ------  ------  ------   ------
Total distributions................   (0.36)   (0.37)   (0.39)   (0.39)     (0.39)  (0.29)  (0.30)  (0.32)   (0.11)
                                    -------  -------  -------  -------   --------  ------  ------  ------   ------
Net asset value, end of period.....   $8.05    $7.98    $7.65    $7.68      $8.32   $8.05   $7.98   $7.65    $7.68
                                    =======  =======  =======  =======   ========  ======  ======  ======   ======
Total Return:                          5.62%    9.36%    4.88%   (3.11)%     9.00%   4.67%   8.38%   3.94%   (3.38)%

Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)........................ $89,243  $89,117  $87,583  $90,296   $101,909  $5,903  $3,029  $1,056     $115
Ratio of expenses to average net
 assets............................   0.89%    0.91%    0.87%    0.83%      0.80%   1.79%   1.81%   1.77%    1.74%+
Ratio of net income (loss) to
 average net assets00..............   4.64%    4.74%    5.18%    4.83%      4.82%   3.74%   3.84%   4.28%    4.10%+
Portfolio turnover rate............   6.97%   20.58%    6.54%   13.37%     18.00%   6.97%  20.58%   6.54%   13.37%++

                                                    CLASS D
                                    ---------------------------------------

                                            Year ended September 30,
                                    ---------------------------------------
                                     2002    2001    2000     1999    1998
                                    ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of
 period............................  $7.98   $7.65   $7.68   $8.31    $8.02
                                    ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)00....   0.30    0.30    0.32    0.32     0.32
 Net gains or losses on
  securities (both realized
  and unrealized)00................   0.06    0.33   (0.03)  (0.63)    0.29
                                    ------  ------  ------  ------   ------
Total from investment operations...   0.36    0.63    0.29   (0.31)    0.61
                                    ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment
  income...........................  (0.29)  (0.30)  (0.32)  (0.32)   (0.32)
 Distributions from capital gains..     --      --      --      --       --
                                    ------  ------  ------  ------   ------
Total distributions................  (0.29)  (0.30)  (0.32)  (0.32)   (0.32)
                                    ------  ------  ------  ------   ------
Net asset value, end of period.....  $8.05   $7.98   $7.65   $7.68    $8.31
                                    ======  ======  ======  ======   ======
Total Return:                         4.67%   8.38%   3.94%  (3.85)%   7.76%

Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)........................ $4,059  $3,547  $3,839  $8,079   $7,392
Ratio of expenses to average net
 assets............................  1.79%   1.81%   1.77%   1.73%    1.71%
Ratio of net income (loss) to
 average net assets00..............  3.74%   3.84%   4.28%   3.93%    3.91%
Portfolio turnover rate............  6.97%  20.58%   6.54%  13.37%   18.00%

--------------
See footnotes on page 68.

CALIFORNIA HIGH-YIELD FUND

                                      CLASS A                                 CLASS C
                   --------------------------------------------  -------------------------------
                                                                       Year ended
                             Year ended September 30,                 September 30,      5/27/99**
                   --------------------------------------------  ----------------------     to
                     2002     2001     2000     1999      1998    2002    2001    2000    9/30/99
                   -------  -------  -------  -------   -------  ------  ------  ------  ---------
Per Share
Data:*
Net asset
 value,
 beginning of
 period...........   $6.63    $6.33    $6.28    $6.80     $6.61   $6.64   $6.34   $6.29    $6.62
                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Income from
 investment
 operations:
 Net
  investment
  income
  (loss)..........    0.29     0.30     0.32     0.31      0.32    0.23    0.25    0.27     0.09
 Net gains or
  losses on
  securities
  (both
  realized and
  unrealized).....    0.13     0.30     0.13    (0.50)     0.22    0.13    0.30    0.13    (0.33)
                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Total from
 investment
 operations.......    0.42     0.60     0.45    (0.19)     0.54    0.36    0.55    0.40    (0.24)
                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Less
 distributions:
 Dividends
  from
  net investment
  income..........   (0.29)   (0.30)   (0.32)   (0.31)    (0.32)  (0.23)  (0.25)  (0.27)   (0.09)
 Distributions
  from capital
  gains...........   (0.02)      --    (0.08)   (0.02)    (0.03)  (0.02)     --   (0.08)      --
                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Total
 distributions....   (0.31)   (0.30)   (0.40)   (0.33)    (0.35)  (0.25)  (0.25)  (0.35)   (0.09)
                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Net asset
 value, end of
 period...........   $6.74    $6.63    $6.33    $6.28     $6.80   $6.75   $6.64   $6.34    $6.29
                   =======  =======  =======  =======   =======  ======  ======  ======   ======
Total Return:         6.50%    9.74%    7.49%   (2.82)%    8.45%   5.57%   8.74%   6.53%   (3.79)%

Ratios/Supplemental Data:
Net assets,
 end of
 period (in
 thousands)....... $51,011  $50,239  $47,915  $57,807   $58,374  $3,457  $3,293  $1,546   $1,041
Ratio of
 expenses to
 average net
 assets...........   0.84%    0.70%    0.71%    0.84%     0.82%   1.74%   1.60%   1.61%    1.72%+
Ratio of net
 income (loss)
 to average
 net assets00.....   4.41%    4.69%    5.23%    4.71%     4.81%   3.51%   3.79%   4.33%    3.95%+
Portfolio
 turnover rate....  11.72%    2.95%    5.20%   27.61%    10.75%  11.72%   2.95%   5.20%   27.61%++
Without
 expense
 reimbursement:***
Ratio of
 expenses to
 average net
 assets...........   0.94%    0.95%    0.91%                      1.84%   1.85%   1.81%
Ratio of net
 income (loss)
 to average
 net assetsoo/
 /................   4.31%    4.44%    5.04%                      3.41%   3.54%+  4.13%

                                    CLASS D
                    ---------------------------------------

                            Year ended September 30,
                    ---------------------------------------
                     2002    2001    2000     1999    1998
                    ------  ------  ------  ------   ------
Per Share
Data:*
Net asset
 value,
 beginning of
 period...........   $6.64   $6.34   $6.29   $6.80    $6.61
                    ------  ------  ------  ------   ------
Income from
 investment
 operations:
 Net
  investment
  income
  (loss)..........    0.23    0.25    0.27    0.25     0.26
 Net gains or
  losses on
  securities
  (both
  realized and
  unrealized).....    0.13    0.30    0.13   (0.49)    0.22
                    ------  ------  ------  ------   ------
Total from
 investment
 operations.......    0.36    0.55    0.40   (0.24)    0.48
                    ------  ------  ------  ------   ------
Less
 distributions:
 Dividends
  from
  net investment
  income..........   (0.23)  (0.25)  (0.27)  (0.25)   (0.26)
 Distributions
  from capital
  gains...........   (0.02)     --   (0.08)  (0.02)   (0.03)
                    ------  ------  ------  ------   ------
Total
 distributions....   (0.25)  (0.25)  (0.35)  (0.27)   (0.29)
                    ------  ------  ------  ------   ------
Net asset
 value, end of
 period...........   $6.75   $6.64   $6.34   $6.29    $6.80
                    ======  ======  ======  ======   ======
Total Return:         5.57%   8.74%   6.53%  (3.54)%   7.47%

Ratios/Supplemental Data:
Net assets,
 end of
 period (in
 thousands).......  $5,419  $5,938  $5,880  $7,658   $6,393
Ratio of
 expenses to
 average net
 assets...........   1.74%   1.60%   1.61%   1.74%    1.73%
Ratio of net
 income (loss)
 to average
 net assets00.....   3.51%   3.79%   4.33%   3.81%    3.90%
Portfolio
 turnover rate....  11.72%   2.95%   5.20%  27.61%   10.75%
Without
 expense
 reimbursement:***
Ratio of
 expenses to
 average net
 assets...........   1.84%   1.85%   1.81%
Ratio of net
 income (loss)
 to average
 net assetsoo/
 /................   3.41%   3.54%   4.13%

--------------
See footnotes on page 68.

CALIFORNIA QUALITY FUND

                                    CLASS A                                CLASS C
                 --------------------------------------------  ------------------------------
                                                                     Year ended
                           Year ended September 30,                September 30,      5/27/99**
                 --------------------------------------------  ---------------------     to
                   2002     2001     2000     1999      1998    2002    2001    2000   9/30/99
                 -------  -------  -------  -------   -------  ------  ------  -----  ---------
Per Share
Data:*
Net asset
 value,
 beginning of
 period.........   $6.90    $6.53    $6.42    $7.21     $6.99   $6.88   $6.51  $6.40    $6.75
                 -------  -------  -------  -------   -------  ------  ------  -----   ------
Income from
 investment
 operations:
 Net
  investment
  income
  (loss)........    0.29     0.30     0.30     0.31      0.33    0.23    0.24   0.25     0.09
 Net gains or
  losses on
  securities
  (both
  realized and
  unrealized)...    0.20     0.39     0.18    (0.56)     0.25    0.18    0.39   0.18    (0.35)
                 -------  -------  -------  -------   -------  ------  ------  -----   ------
Total from
 investment
 operations.....    0.49     0.69     0.48    (0.25)     0.58    0.41    0.63   0.43    (0.26)
                 -------  -------  -------  -------   -------  ------  ------  -----   ------
Less
 distributions:
 Dividends
  from
  net investment
  income........   (0.29)   (0.30)   (0.30)   (0.31)    (0.33)  (0.22)  (0.24) (0.25)   (0.09)
 Distributions
  from capital
  gains.........   (0.06)   (0.02)   (0.07)   (0.23)    (0.03)  (0.06)  (0.02) (0.07)      --
                 -------  -------  -------  -------   -------  ------  ------  -----   ------
Total
 distributions..   (0.35)   (0.32)   (0.37)   (0.54)    (0.36)  (0.28)  (0.26) (0.32)   (0.09)
                 -------  -------  -------  -------   -------  ------  ------  -----   ------
Net asset
 value, end of
 period.........   $7.04    $6.90    $6.53    $6.42     $7.21   $7.01   $6.88  $6.51    $6.40
                 =======  =======  =======  =======   =======  ======  ======  =====   ======
Total Return:       7.29%   10.72%    7.95%   (3.68)%    8.67%   6.20%   9.81%  7.00%   (4.04)%

Ratios/Supplemental Data:
Net assets,
 end of
 period (in
 thousands)..... $74,713  $74,585  $70,905  $74,793   $87,522  $5,067  $1,952   $204      $10
Ratio of
 expenses to
 average net
 assets.........   0.87%    0.87%    0.87%    0.82%     0.77%   1.77%   1.77%  1.77%    1.72%+
Ratio of net
 income (loss)
 to average
 net assets00...   4.23%    4.42%    4.83%    4.56%     4.75%   3.33%   3.52%  3.93%    3.80%+
Portfolio
 turnover rate..   6.40%   19.83%    1.33%   20.24%    30.82%   6.40%  19.83%  1.33%   20.24%++

                                          CLASS D
                          --------------------------------------

                                  Year ended September 30,
                          --------------------------------------
                           2002    2001    2000     1999   1998
                          ------  ------  ------  ------  ------
Per Share
Data:*
Net asset
 value,
 beginning of
 period.........           $6.88   $6.51   $6.40   $7.19   $6.97
                          ------  ------  ------  ------  ------
Income from
 investment
 operations:
 Net
  investment
  income
  (loss)........            0.23    0.24    0.25    0.25    0.27
 Net gains or
  losses on
  securities
  (both
  realized and
  unrealized)...            0.18    0.39    0.18   (0.56)   0.25
                          ------  ------  ------  ------  ------
Total from
 investment
 operations.....            0.41    0.63    0.43   (0.31)   0.52
                          ------  ------  ------  ------  ------
Less
 distributions:
 Dividends
  from
  net investment
  income........           (0.22)  (0.24)  (0.25)  (0.25)  (0.27)
 Distributions
  from capital
  gains.........           (0.06)  (0.02)  (0.07)  (0.23)  (0.03)
                          ------  ------  ------  ------  ------
Total
 distributions..           (0.28)  (0.26)  (0.32)  (0.48)  (0.30)
                          ------  ------  ------  ------  ------
Net asset
 value, end of
 period.........           $7.01   $6.88   $6.51   $6.40   $7.19
                          ======  ======  ======  ======  ======
Total Return:               6.20%   9.81%   7.00%  (4.58)%  7.71%

Ratios/Supplemental Data:
Net assets,
 end of
 period (in
 thousands).....          $1,956  $3,344  $3,666  $4,286   $2,302
Ratio of
 expenses to
 average net
 assets.........           1.77%   1.77%   1.77%   1.72%    1.68%
Ratio of net
 income (loss)
 to average
 net assets00...           3.33%   3.52%   3.93%   3.66%    3.84%
Portfolio
 turnover rate..           6.40%  19.83%   1.33%  20.24%   30.82%

--------------
See footnotes on page 68.

COLORADO FUND

                                                                        CLASS A                                CLASS C
                                                     --------------------------------------------  -----------------------------
                                                                                                        Year ended
                                                               Year ended September 30,                September 30,     5/27/99**
                                                     --------------------------------------------  --------------------     to
                                                       2002     2001     2000     1999      1998    2002   2001    2000   9/30/99
                                                     -------  -------  -------  -------   -------  -----  ------  -----  ---------
Per Share Data:*
Net asset value, beginning of period................   $7.47    $7.02    $7.10    $7.64     $7.42  $7.46   $7.02  $7.09    $7.47
                                                     -------  -------  -------  -------   -------  -----  ------  -----    -----
Income from investment operations:
 Net investment income (loss).......................    0.32     0.34     0.35     0.34      0.36   0.25    0.28   0.28     0.10
 Net gains or losses on securities
  (both realized and unrealized)....................    0.23     0.45    (0.03)   (0.54)     0.22   0.23    0.44  (0.02)   (0.38)
                                                     -------  -------  -------  -------   -------  -----  ------  -----    -----
Total from investment operations....................    0.55     0.79     0.32    (0.20)     0.58   0.48    0.72   0.26    (0.28)
                                                     -------  -------  -------  -------   -------  -----  ------  -----    -----
Less distributions:
 Dividends from net investment income...............   (0.32)   (0.34)   (0.35)   (0.34)    (0.36) (0.25)  (0.28) (0.28)   (0.10)
 Distributions from capital gains...................   (0.01)      --    (0.05)      --        --  (0.01)     --  (0.05)      --
                                                     -------  -------  -------  -------   -------  -----  ------  -----    -----
Total distributions.................................   (0.33)   (0.34)   (0.40)   (0.34)    (0.36) (0.26)  (0.28) (0.33)   (0.10)
                                                     -------  -------  -------  -------   -------  -----  ------  -----    -----
Net asset value, end of period......................   $7.69    $7.47    $7.02    $7.10     $7.64  $7.68   $7.46  $7.02    $7.09
                                                     =======  =======  =======  =======   =======  =====  ======  =====    =====
Total Return:                                           7.60%   11.44%    4.64%   (2.67)%    8.03%  6.59%  10.39%  3.86%   (3.93)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)............ $39,155  $37,429  $37,358  $44,649   $45,583   $169     $96    $76      $60
Ratio of expenses to average net assets.............   0.96%    0.94%    0.91%    0.87%     0.90%  1.86%   1.84%  1.81%    1.73%+
Ratio of net income (loss) to average net assets00..   4.31%    4.63%    4.99%    4.60%     4.80%  3.41%   3.73%  4.09%    3.85%+
Portfolio turnover rate.............................   9.45%   11.31%    8.81%    7.91%    28.66%  9.45%  11.31%  8.81%    7.91%++

                                                                    CLASS D
                                                     ------------------------------------

                                                           Year ended September 30,
                                                     ------------------------------------
                                                      2002   2001    2000   1999    1998
                                                     -----  ------  -----  -----   ------
Per Share Data:*
Net asset value, beginning of period................ $7.46   $7.02  $7.09  $7.63    $7.42
                                                     -----  ------  -----  -----   ------
Income from investment operations:
 Net investment income (loss).......................  0.25    0.28   0.28   0.28     0.29
 Net gains or losses on securities
  (both realized and unrealized)....................  0.23    0.44  (0.02) (0.54)    0.21
                                                     -----  ------  -----  -----   ------
Total from investment operations....................  0.48    0.72   0.26  (0.26)    0.50
                                                     -----  ------  -----  -----   ------
Less distributions:
 Dividends from net investment income............... (0.25)  (0.28) (0.28) (0.28)   (0.29)
 Distributions from capital gains................... (0.01)     --  (0.05)    --       --
                                                     -----  ------  -----  -----   ------
Total distributions................................. (0.26)  (0.28) (0.33) (0.28)   (0.29)
                                                     -----  ------  -----  -----   ------
Net asset value, end of period...................... $7.68   $7.46  $7.02  $7.09    $7.63
                                                     =====  ======  =====  =====   ======
Total Return:                                         6.59%  10.39%  3.86% (3.57)%   6.90%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)............  $461    $609   $505   $917     $344
Ratio of expenses to average net assets............. 1.86%   1.84%  1.81%  1.77%    1.80%
Ratio of net income (loss) to average net assets00.. 3.41%   3.73%  4.09%  3.70%    3.90%
Portfolio turnover rate............................. 9.45%  11.31%  8.81%  7.91%   28.66%

--------------
See footnotes on page 68.

FLORIDA FUND

                                                                        CLASS A                                  CLASS C
                                                     --------------------------------------------  ---------------------------------
                                                                                                         Year ended
                                                               Year ended September 30,                 September 30,      5/27/99**
                                                     --------------------------------------------  ----------------------     to
                                                       2002     2001     2000     1999      1998    2002    2001    2000    9/30/99
                                                     -------  -------  -------  -------   -------  ------  ------  ------  ---------
Per Share Data:*
Net asset value, beginning of period................   $7.88    $7.48    $7.41    $8.07     $7.80   $7.90   $7.50   $7.43    $7.83
                                                     -------  -------  -------  -------   -------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss).......................    0.34     0.36     0.37     0.34      0.35    0.29    0.31    0.32     0.10
 Net gains or losses on securities (both realized
  and unrealized)...................................    0.20     0.43     0.11    (0.61)     0.34    0.19    0.43    0.11    (0.40)
                                                     -------  -------  -------  -------   -------  ------  ------  ------   ------
Total from investment operations....................    0.54     0.79     0.48    (0.27)     0.69    0.48    0.74    0.43    (0.30)
                                                     -------  -------  -------  -------   -------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income...............   (0.34)   (0.36)   (0.37)   (0.34)    (0.35)  (0.28)  (0.31)  (0.32)   (0.10)
 Distributions from capital gains...................      --    (0.03)   (0.04)   (0.05)    (0.07)     --   (0.03)  (0.04)      --
                                                     -------  -------  -------  -------   -------  ------  ------  ------   ------
Total distributions.................................   (0.34)   (0.39)   (0.41)   (0.39)    (0.42)  (0.28)  (0.34)  (0.36)   (0.10)
                                                     -------  -------  -------  -------   -------  ------  ------  ------   ------
Net asset value, end of period......................   $8.08    $7.88    $7.48    $7.41     $8.07   $8.10   $7.90   $7.50    $7.43
                                                     =======  =======  =======  =======   =======  ======  ======  ======   ======
Total Return:                                           7.08%   10.78%    6.78%   (3.42)%    9.16%   6.26%   9.97%   5.98%   (3.96)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)............ $37,513  $36,695  $34,949  $37,606   $42,464  $3,839  $2,274    $699     $254
Ratio of expenses to average net assets.............   0.94%    0.70%    0.72%    1.03%     1.00%   1.69%   1.45%   1.47%    1.78%+
Ratio of net income (loss) to average net assets00..   4.37%    4.70%    5.08%    4.38%     4.45%   3.62%   3.95%   4.33%    3.82%+
Portfolio turnover rate.............................  10.19%    9.57%   12.68%   18.31%     6.73%  10.19%   9.57%  12.68%   18.31%++
Without expense reimbursement:***
Ratio of expenses to average net assets.............   1.09%    1.08%    1.09%                      1.84%   1.83%   1.84%
Ratio of net income (loss) to average net
 assetsoo/ /........................................   4.22%    4.32%    4.71%                      3.47%   3.57%   3.96%

                                                                     CLASS D
                                                      ---------------------------------------

                                                              Year ended September 30,
                                                      ---------------------------------------
                                                       2002    2001    2000     1999    1998
                                                      ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period..............     $7.90   $7.50   $7.43   $8.08    $7.81
                                                      ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss).....................      0.29    0.31    0.32    0.28     0.29
 Net gains or losses on securities (both realized
  and unrealized).................................      0.19    0.43    0.11   (0.60)    0.34
                                                      ------  ------  ------  ------   ------
Total from investment operations..................      0.48    0.74    0.43   (0.32)    0.63
                                                      ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income.............     (0.28)  (0.31)  (0.32)  (0.28)   (0.29)
 Distributions from capital gains.................        --   (0.03)  (0.04)  (0.05)   (0.07)
                                                      ------  ------  ------  ------   ------
Total distributions...............................     (0.28)  (0.34)  (0.36)  (0.33)   (0.36)
                                                      ------  ------  ------  ------   ------
Net asset value, end of period....................     $8.10   $7.90   $7.50   $7.43    $8.08
                                                      ======  ======  ======  ======   ======
Total Return:                                           6.26%   9.97%   5.98%  (4.01)%   8.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..........    $1,904  $1,811  $1,463  $1,843   $1,940
Ratio of expenses to average net assets...........     1.69%   1.45%   1.47%   1.78%    1.77%
Ratio of net income (loss) to average net assets00     3.62%   3.95%   4.33%   3.63%    3.68%
Portfolio turnover rate...........................    10.19%   9.57%  12.68%  18.31%    6.73%
Without expense reimbursement:***
Ratio of expenses to average net assets...........     1.84%   1.83%   1.84%
Ratio of net income (loss) to average net
 assetsoo/ /......................................     3.47%   3.57%   3.96%

--------------
See footnotes on page 68.

GEORGIA FUND

                                                                          CLASS A                                CLASS C
                                                       --------------------------------------------  -------------------------------
                                                                                                          Year ended
                                                                 Year ended September 30,                September 30,     5/27/99**
                                                       --------------------------------------------  --------------------     to
                                                         2002     2001     2000     1999      1998    2002    2001   2000   9/30/99
                                                       -------  -------  -------  -------   -------  ------  -----  -----  ---------
Per Share Data:*
Net asset value, beginning of period..................   $7.89    $7.64    $7.75    $8.38     $8.12   $7.91  $7.66  $7.76    $8.17
                                                       -------  -------  -------  -------   -------  ------  -----  -----   ------
Income from investment operations:
 Net investment income (loss).........................    0.35     0.36     0.37     0.37      0.38    0.28   0.29   0.30     0.11
 Net gains or losses on securities (both realized and
  unrealized).........................................    0.22     0.29     0.06    (0.58)     0.29    0.22   0.29   0.07    (0.41)
                                                       -------  -------  -------  -------   -------  ------  -----  -----   ------
Total from investment operations......................    0.57     0.65     0.43    (0.21)     0.67    0.50   0.58   0.37    (0.30)
                                                       -------  -------  -------  -------   -------  ------  -----  -----   ------
Less distributions:
 Dividends from net investment income.................   (0.35)   (0.36)   (0.37)   (0.37)    (0.38)  (0.28) (0.29) (0.30)   (0.11)
 Distributions from capital gains.....................   (0.01)   (0.04)   (0.17)   (0.05)    (0.03)  (0.01) (0.04) (0.17)      --
                                                       -------  -------  -------  -------   -------  ------  -----  -----   ------
Total distributions...................................   (0.36)   (0.40)   (0.54)   (0.42)    (0.41)  (0.29) (0.33) (0.47)   (0.11)
                                                       -------  -------  -------  -------   -------  ------  -----  -----   ------
Net asset value, end of period........................   $8.10    $7.89    $7.64    $7.75     $8.38   $8.12  $7.91  $7.66    $7.76
                                                       =======  =======  =======  =======   =======  ======  =====  =====   ======
Total Return:                                             7.47%    8.68%    5.95%   (2.63)%    8.44%   6.49%  7.71%  5.15%   (3.84)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).............. $38,306  $38,355  $37,423  $42,692   $48,424    $600   $383   $246     $176
Ratio of expenses to average net assets...............   0.89%    0.95%    0.91%    0.87%     0.89%   1.79%  1.85%  1.81%    1.74%+
Ratio of net income (loss) to average net assets00....   4.44%    4.56%    4.96%    4.59%     4.57%   3.54%  3.66%  4.06%    3.89%+
Portfolio turnover rate...............................  13.66%       --    9.57%   23.93%     2.92%  13.66%     --  9.57%   23.93%++

                                                                        CLASS D
                                                        ---------------------------------------

                                                                Year ended September 30,
                                                        ---------------------------------------
                                                         2002    2001    2000     1999    1998
                                                        ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period...................  $7.91   $7.66   $7.76   $8.40    $8.13
                                                        ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)..........................   0.28    0.29    0.30    0.30     0.30
 Net gains or losses on securities (both realized and
  unrealized)..........................................   0.22    0.29    0.07   (0.59)    0.30
                                                        ------  ------  ------  ------   ------
Total from investment operations.......................   0.50    0.58    0.37   (0.29)    0.60
                                                        ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income..................  (0.28)  (0.29)  (0.30)  (0.30)   (0.30)
 Distributions from capital gains......................  (0.01)  (0.04)  (0.17)  (0.05)   (0.03)
                                                        ------  ------  ------  ------   ------
Total distributions....................................  (0.29)  (0.33)  (0.47)  (0.35)   (0.33)
                                                        ------  ------  ------  ------   ------
Net asset value, end of period.........................  $8.12   $7.91   $7.66   $7.76    $8.40
                                                        ======  ======  ======  ======   ======
Total Return:                                             6.49%   7.71%   5.15%  (3.61)%   7.59%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)............... $2,010  $1,991  $2,129  $2,318   $2,809
Ratio of expenses to average net assets................  1.79%   1.85%   1.81%   1.77%    1.80%
Ratio of net income (loss) to average net assets00.....  3.54%   3.66%   4.06%   3.69%    3.66%
Portfolio turnover rate................................ 13.66%      --   9.57%  23.93%    2.92%

--------------
See footnotes on page 68.

LOUISIANA FUND

                                                                          CLASS A                                 CLASS C
                                                       --------------------------------------------  -------------------------------
                                                                                                          Year ended
                                                                 Year ended September 30,                September 30,     5/27/99**
                                                       --------------------------------------------  --------------------     to
                                                         2002     2001     2000     1999      1998    2002    2001   2000   9/30/99
                                                       -------  -------  -------  -------   -------  ------  -----  -----  ---------
Per Share Data:*
Net asset value, beginning of period..................   $8.15    $7.80    $7.81    $8.51     $8.28   $8.15  $7.80  $7.80    $8.19
                                                       -------  -------  -------  -------   -------  ------  -----  -----    -----
Income from investment operations:
 Net investment income (loss)00.......................    0.37     0.38     0.39     0.39      0.41    0.30   0.30   0.32     0.11
 Net gains or losses on securities (both realized and
  unrealized)00.......................................    0.26     0.37     0.04    (0.59)     0.24    0.25   0.37   0.05    (0.39)
                                                       -------  -------  -------  -------   -------  ------  -----  -----    -----
Total from investment operations......................    0.63     0.75     0.43    (0.20)     0.65    0.55   0.67   0.37    (0.28)
                                                       -------  -------  -------  -------   -------  ------  -----  -----    -----
Less distributions:
 Dividends from net investment income.................   (0.37)   (0.38)   (0.39)   (0.39)    (0.41)  (0.29) (0.30) (0.32)   (0.11)
 Distributions from capital gains.....................      --    (0.02)   (0.05)   (0.11)    (0.01)     --  (0.02) (0.05)      --
                                                       -------  -------  -------  -------   -------  ------  -----  -----    -----
Total distributions...................................   (0.37)   (0.40)   (0.44)   (0.50)    (0.42)  (0.29) (0.32) (0.37)   (0.11)
                                                       -------  -------  -------  -------   -------  ------  -----  -----    -----
Net asset value, end of period........................   $8.41    $8.15    $7.80    $7.81     $8.51   $8.41  $8.15  $7.80    $7.80
                                                       =======  =======  =======  =======   =======  ======  =====  =====    =====
Total Return:                                             7.94%    9.77%    5.70%   (2.44)%    8.08%   6.98%  8.78%  4.88%   (3.55)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).............. $49,356  $49,267  $47,099  $51,543   $56,308    $769   $873   $581      $--
Ratio of expenses to average net assets...............   0.87%    0.89%    0.88%    0.84%     0.88%   1.77%  1.79%  1.78%    1.71%+
Ratio of net income (loss) to average net assets00....   4.56%    4.71%    5.10%    4.76%     4.86%   3.66%  3.81%  4.20%    4.00%+
Portfolio turnover rate...............................  11.19%    4.99%       --    8.67%    15.72%  11.19%  4.99%     --    8.67%++

                                                                       CLASS D
                                                        ------------------------------------

                                                               Year ended September 30,
                                                         ------------------------------------
                                                          2002    2001   2000   1999    1998
                                                         ------  -----  -----  -----   ------
Per Share Data:*
Net asset value, beginning of period...................   $8.15  $7.80  $7.80  $8.50    $8.27
                                                         ------  -----  -----  -----   ------
Income from investment operations:
 Net investment income (loss)00........................    0.30   0.30   0.32   0.32     0.33
 Net gains or losses on securities (both realized and
  unrealized)00........................................    0.25   0.37   0.05  (0.59)    0.24
                                                         ------  -----  -----  -----   ------
Total from investment operations.......................    0.55   0.67   0.37  (0.27)    0.57
                                                         ------  -----  -----  -----   ------
Less distributions:
 Dividends from net investment income..................   (0.29) (0.30) (0.32) (0.32)   (0.33)
 Distributions from capital gains......................      --  (0.02) (0.05) (0.11)   (0.01)
                                                         ------  -----  -----  -----   ------
Total distributions....................................   (0.29) (0.32) (0.37) (0.43)   (0.34)
                                                         ------  -----  -----  -----   ------
Net asset value, end of period.........................   $8.41  $8.15  $7.80  $7.80    $8.50
                                                         ======  =====  =====  =====   ======
Total Return:                                              6.98%  8.78%  4.88% (3.33)%   7.11%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)...............  $1,123   $970   $721   $908     $837
Ratio of expenses to average net assets................   1.77%  1.79%  1.78%  1.74%    1.78%
Ratio of net income (loss) to average net assets00.....   3.66%  3.81%  4.20%  3.86%    3.96%
Portfolio turnover rate................................  11.19%  4.99%     --  8.67%   15.72%

--------------
See footnotes on page 68.

MARYLAND FUND

                                                         CLASS A                                CLASS C
                                      --------------------------------------------  -----------------------------
                                                                                         Year ended
                                                Year ended September 30,                September 30,     5/27/99**
                                      --------------------------------------------  --------------------     to
                                        2002     2001     2000     1999      1998    2002    2001   2000   9/30/99
                                      -------  -------  -------  -------   -------  ------  -----  -----  ---------
Per Share Data:*
Net asset value,
beginning of period..................   $8.08    $7.79    $7.79    $8.32     $8.14   $8.09  $7.80  $7.80    $8.13
                                      -------  -------  -------  -------   -------  ------  -----  -----    -----
Income from investment
 operations:
 Net investment income
  (loss)00...........................    0.36     0.39     0.39     0.39      0.40    0.29   0.32   0.32     0.11
 Net gains or losses on
  securities
  (both realized and
  unrealized)00......................    0.22     0.29       --    (0.50)     0.23    0.23   0.29     --    (0.33)
                                      -------  -------  -------  -------   -------  ------  -----  -----    -----
Total from investment
 operations..........................    0.58     0.68     0.39    (0.11)     0.63    0.52   0.61   0.32    (0.22)
                                      -------  -------  -------  -------   -------  ------  -----  -----    -----
Less distributions:
 Dividends from net
  investment income..................   (0.36)   (0.39)   (0.39)   (0.39)    (0.40)  (0.29) (0.32) (0.32)   (0.11)
 Distributions from capital
  gains..............................   (0.03)      --       --    (0.03)    (0.05)  (0.03)    --     --       --
                                      -------  -------  -------  -------   -------  ------  -----  -----    -----
Total distributions..................   (0.39)   (0.39)   (0.39)   (0.42)    (0.45)  (0.32) (0.32) (0.32)   (0.11)
                                      -------  -------  -------  -------   -------  ------  -----  -----    -----
Net asset value, end of period.......   $8.27    $8.08    $7.79    $7.79     $8.32   $8.29  $8.09  $7.80    $7.80
                                      =======  =======  =======  =======   =======  ======  =====  =====    =====
Total Return:                            7.33%    8.83%    5.26%   (1.45)%    7.89%   6.49%  7.86%  4.32%   (2.83)%

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...................... $47,787  $46,234  $48,042  $49,523   $54,891    $480   $417   $161      $75
Ratio of expenses to
 average net assets..................   0.90%    0.91%    0.91%    0.87%     0.89%   1.80%  1.81%  1.81%    1.75%+
Ratio of net income (loss)
 to average net assets00.............   4.47%    4.82%    5.10%    4.77%     4.82%   3.57%  3.92%  4.20%    4.04%+
Portfolio turnover rate..............  19.30%       --    9.76%    1.80%     7.59%  19.30%     --  9.76%    1.80%++

                                                        CLASS D
                                       ----------------------------------------

                                                Year ended September 30,
                                       ----------------------------------------
                                        2002     2001    2000     1999    1998
                                       ------   ------  ------  ------   ------
Per Share Data:*
Net asset value,
beginning of period..................   $8.09    $7.80   $7.80   $8.33    $8.15
                                       ------   ------  ------  ------   ------
Income from investment
 operations:
 Net investment income
  (loss)00...........................    0.29     0.32    0.32    0.31     0.32
 Net gains or losses on
  securities
  (both realized and
  unrealized)00......................    0.23     0.29      --   (0.50)    0.23
                                       ------   ------  ------  ------   ------
Total from investment
 operations..........................    0.52     0.61    0.32   (0.19)    0.55
                                       ------   ------  ------  ------   ------
Less distributions:
 Dividends from net
  investment income..................   (0.29)   (0.32)  (0.32)  (0.31)   (0.32)
 Distributions from capital
  gains..............................   (0.03)      --      --   (0.03)   (0.05)
                                       ------   ------  ------  ------   ------
Total distributions..................   (0.32)   (0.32)  (0.32)  (0.34)   (0.37)
                                       ------   ------  ------  ------   ------
Net asset value, end of period.......   $8.29    $8.09   $7.80   $7.80    $8.33
                                       ======   ======  ======  ======   ======
Total Return:                            6.49%    7.86%   4.32%  (2.00)%   6.91%

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)......................  $2,352   $2,216  $2,179  $2,775   $3,128
Ratio of expenses to
 average net assets..................   1.80%    1.81%   1.81%   1.77%    1.80%
Ratio of net income (loss)
 to average net assets00.............   3.57%    3.92%   4.20%   3.87%    3.91%
Portfolio turnover rate..............  19.30%       --   9.76%   1.80%    7.59%

--------------
See footnotes on page 68.

MASSACHUSETTS FUND

                                                  CLASS A                                  CLASS C
                               ---------------------------------------------  -------------------------------
                                                                                    Year ended
                                          Year ended September 30,                 September 30,      5/27/99**
                               ---------------------------------------------  ----------------------     to
                                 2002     2001     2000     1999      1998     2002    2001    2000    9/30/99
                               -------  -------  -------  -------   --------  ------  ------  ------  ---------
Per Share Data:*
Net asset value, beginning of
 period.......................   $8.01    $7.48    $7.47    $8.27      $7.99   $8.01   $7.48   $7.47    $7.96
                               -------  -------  -------  -------   --------  ------  ------  ------   ------
Income from investment
 operations:
 Net investment income (loss).    0.35     0.35     0.36     0.36       0.38    0.28    0.28    0.29     0.10
 Net gains or losses on
  securities (both realized
  and unrealized).............    0.37     0.53     0.07    (0.75)      0.37    0.36    0.53    0.07    (0.49)
                               -------  -------  -------  -------   --------  ------  ------  ------   ------
Total from investment
 operations...................    0.72     0.88     0.43    (0.39)      0.75    0.64    0.81    0.36    (0.39)
                               -------  -------  -------  -------   --------  ------  ------  ------   ------
Less distributions:
 Dividends from net
  investment income...........   (0.35)   (0.35)   (0.36)   (0.36)     (0.38)  (0.28)  (0.28)  (0.29)   (0.10)
 Distributions from capital
  gains.......................      --       --    (0.06)   (0.05)     (0.09)     --      --   (0.06)      --
                               -------  -------  -------  -------   --------  ------  ------  ------   ------
Total distributions...........   (0.35)   (0.35)   (0.42)   (0.41)     (0.47)  (0.28)  (0.28)  (0.35)   (0.10)
                               -------  -------  -------  -------   --------  ------  ------  ------   ------
Net asset value, end of period   $8.38    $8.01    $7.48    $7.47      $8.27   $8.37   $8.01   $7.48    $7.47
                               =======  =======  =======  =======   ========  ======  ======  ======   ======
Total Return:                     9.28%   12.01%    5.97%   (4.85)%     9.80%   8.17%  11.00%   5.01%   (5.02)%

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)............... $87,225  $85,336  $81,487  $92,929   $109,328  $1,513  $1,009    $283     $228
Ratio of expenses to
 average net assets...........   0.86%    0.89%    0.86%    0.83%      0.80%   1.76%   1.79%   1.76%    1.73%+
Ratio of net income (loss) to
 average net assets00.........   4.42%    4.52%    4.95%    4.56%      4.72%   3.52%   3.62%   4.05%    3.80%+
Portfolio turnover rate.......   5.74%    5.09%   22.46%   23.88%     13.41%   5.74%   5.09%  22.46%   23.88%++

                                                CLASS D
                                ---------------------------------------

                                        Year ended September 30,
                                ---------------------------------------
                                 2002    2001    2000     1999    1998
                                ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of
 period.......................   $8.01   $7.48   $7.47   $8.26    $7.99
                                ------  ------  ------  ------   ------
Income from investment
 operations:
 Net investment income (loss).    0.28    0.28    0.29    0.29     0.31
 Net gains or losses on
  securities (both realized
  and unrealized).............    0.36    0.53    0.07   (0.74)    0.36
                                ------  ------  ------  ------   ------
Total from investment
 operations...................    0.64    0.81    0.36   (0.45)    0.67
                                ------  ------  ------  ------   ------
Less distributions:
 Dividends from net
  investment income...........   (0.28)  (0.28)  (0.29)  (0.29)   (0.31)
 Distributions from capital
  gains.......................      --      --   (0.06)  (0.05)   (0.09)
                                ------  ------  ------  ------   ------
Total distributions...........   (0.28)  (0.28)  (0.35)  (0.34)   (0.40)
                                ------  ------  ------  ------   ------
Net asset value, end of period   $8.37   $8.01   $7.48   $7.47    $8.26
                                ======  ======  ======  ======   ======
Total Return:                     8.17%  11.00%   5.01%  (5.61)%   8.68%

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............  $1,725  $1,721  $1,436  $2,934   $1,468
Ratio of expenses to
 average net assets...........   1.76%   1.79%   1.76%   1.73%    1.71%
Ratio of net income (loss) to
 average net assets00.........   3.52%   3.62%   4.05%   3.66%    3.81%
Portfolio turnover rate.......   5.74%   5.09%  22.46%  23.88%   13.41%

--------------
See footnotes on page 68.

MICHIGAN FUND

                                                                        CLASS A                                    CLASS C
                                                   -------------------------------------------------  ------------------------------
                                                                                                           Year ended
                                                                Year ended September 30,                  September 30,    5/27/99**
                                                   -------------------------------------------------  --------------------    to
                                                     2002      2001      2000       1999      1998     2002    2001   2000  9/30/99
                                                   --------  --------  --------  --------   --------  ------  -----  ----- ---------
Per Share Data:*
Net asset value, beginning of period..............    $8.47     $8.11     $8.04     $8.83      $8.60   $8.46  $8.10  $8.03  $8.43
                                                   --------  --------  --------  --------   --------  ------  -----  -----  -----
Income from investment operations:
 Net investment income (loss).....................     0.38      0.40      0.41      0.40       0.41    0.30   0.33   0.34   0.11
 Net gains or losses on securities (both
  realized and unrealized)........................     0.21      0.39      0.10     (0.63)      0.30    0.21   0.39   0.10  (0.40)
                                                   --------  --------  --------  --------   --------  ------  -----  -----  -----
Total from investment operations..................     0.59      0.79      0.51     (0.23)      0.71    0.51   0.72   0.44  (0.29)
                                                   --------  --------  --------  --------   --------  ------  -----  -----  -----
Less distributions:
 Dividends from net investment income.............    (0.38)    (0.40)    (0.41)    (0.40)     (0.41)  (0.30) (0.33) (0.34) (0.11)
 Distributions from capital gains.................    (0.04)    (0.03)    (0.03)    (0.16)     (0.07)  (0.04) (0.03) (0.03)    --
                                                   --------  --------  --------  --------   --------  ------  -----  -----  -----
Total distributions...............................    (0.42)    (0.43)    (0.44)    (0.56)     (0.48)  (0.34) (0.36) (0.37) (0.11)
                                                   --------  --------  --------  --------   --------  ------  -----  -----  -----
Net asset value, end of period....................    $8.64     $8.47     $8.11     $8.04      $8.83   $8.63  $8.46  $8.10  $8.03
                                                   ========  ========  ========  ========   ========  ======  =====  =====  =====
Total Return:                                          7.23%     9.98%     6.62%    (2.77)%     8.63%   6.28%  8.99%  5.68% (3.55)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).......... $123,283  $122,978  $117,241  $125,560   $144,161  $1,169   $899   $356   $114
Ratio of expenses to average net assets...........     0.86%     0.70%     0.70%     0.82%      0.79%   1.76%  1.60%  1.60%  1.73%+
Ratio of net income (loss) to average net assets00     4.51%     4.85%     5.20%     4.73%      4.78%   3.61%  3.95%  4.30%  3.96%+
Portfolio turnover rate...........................     1.66%    11.63%     7.80%     3.73%     23.60%   1.66% 11.63%  7.80%  3.73%++
Without expense reimbursement:***
Ratio of expenses to average net assets...........               0.85%     0.84%                               1.75%  1.74%
Ratio of net income (loss) to average net assets..               4.70%     5.06%                               3.80%  4.16%

                                                                    CLASS D
                                                     ---------------------------------------

                                                             Year ended September 30,
                                                     ---------------------------------------
                                                       2002   2001    2000     1999    1998
                                                     ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period...............   $8.46   $8.10   $8.03   $8.82    $8.59
                                                     ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)......................    0.30    0.33    0.34    0.32     0.33
 Net gains or losses on securities (both
  realized and unrealized).........................    0.21    0.39    0.10   (0.63)    0.30
                                                     ------  ------  ------  ------   ------
Total from investment operations...................    0.51    0.72    0.44   (0.31)    0.63
                                                     ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income..............   (0.30)  (0.33)  (0.34)  (0.32)   (0.33)
 Distributions from capital gains..................   (0.04)  (0.03)  (0.03)  (0.16)   (0.07)
                                                     ------  ------  ------  ------   ------
Total distributions................................   (0.34)  (0.36)  (0.37)  (0.48)   (0.40)
                                                     ------  ------  ------  ------   ------
Net asset value, end of period.....................   $8.63   $8.46   $8.10   $8.03    $8.82
                                                     ======  ======  ======  ======   ======
Total Return:                                          6.28%   8.99%   5.68%  (3.65)%   7.66%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)...........  $1,977  $2,015  $1,605  $2,074   $1,841
Ratio of expenses to average net assets............    1.76%   1.60%   1.60%   1.72%    1.70%
Ratio of net income (loss) to average net assets00.    3.61%   3.95%   4.30%   3.83%    3.87%
Portfolio turnover rate............................    1.66%  11.63%   7.80%   3.73%   23.60%
Without expense reimbursement:***
Ratio of expenses to average net assets............            1.75%   1.74%
Ratio of net income (loss) to average net assets...            3.80%   4.16%

--------------
See footnotes on page 68.

MINNESOTA FUND

                                                                       CLASS A                                 CLASS C
                                                   ----------------------------------------------  ------------------------------
                                                                                                        Year ended
                                                              Year ended September 30,                September 30,     5/27/99**
                                                   ----------------------------------------------  -------------------     to
                                                     2002     2001     2000      1999      1998     2002   2001   2000   9/30/99
                                                   -------  -------  -------  --------   --------  -----  -----  -----  ---------
Per Share Data:*
Net asset value, beginning of period..............   $7.72    $7.34    $7.36     $7.98      $7.79  $7.72  $7.34  $7.36    $7.72
                                                   -------  -------  -------  --------   --------  -----  -----  -----    -----
Income from investment operations:
 Net investment income (loss)00...................    0.35     0.34     0.36      0.36       0.38   0.28   0.28   0.29     0.10
 Net gains or losses on securities (both
  realized and unrealized)00......................    0.19     0.38     0.02     (0.52)      0.20   0.20   0.38   0.02    (0.36)
                                                   -------  -------  -------  --------   --------  -----  -----  -----    -----
Total from investment operations..................    0.54     0.72     0.38     (0.16)      0.58   0.48   0.66   0.31    (0.26)
                                                   -------  -------  -------  --------   --------  -----  -----  -----    -----
Less distributions:
 Dividends from net investment income.............   (0.34)   (0.34)   (0.36)    (0.36)     (0.38) (0.27) (0.28) (0.29)   (0.10)
 Distributions from capital gains.................      --       --    (0.04)    (0.10)     (0.01)    --     --  (0.04)      --
                                                   -------  -------  -------  --------   --------  -----  -----  -----    -----
Total distributions...............................   (0.34)   (0.34)   (0.40)    (0.46)     (0.39) (0.27) (0.28) (0.33)   (0.10)
                                                   -------  -------  -------  --------   --------  -----  -----  -----    -----
Net asset value, end of period....................   $7.92    $7.72    $7.34     $7.36      $7.98  $7.93  $7.72  $7.34    $7.36
                                                   =======  =======  =======  ========   ========  =====  =====  =====    =====
Total Return:                                         7.20%   10.02%    5.35%    (2.09)%     7.68%  6.38%  9.04%  4.42%   (3.47)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).......... $99,368  $98,452  $96,475  $109,165   $121,374   $432   $275    $23      $--
Ratio of expenses to average net assets...........    0.85%    0.89%    0.87%     0.84%      0.81%  1.75%  1.79%  1.77%    1.74%+
Ratio of net income (loss) to average net
 assets00.........................................    4.49%    4.52%    4.95%     4.71%      4.87%  3.59%  3.62%  4.05%    3.94%+
Portfolio turnover rate...........................    8.09%    1.02%   12.38%     9.74%     21.86%  8.09%  1.02% 12.38%    9.74%++

                                                                   CLASS D
                                                   ---------------------------------------

                                                           Year ended September 30,
                                                   ---------------------------------------
                                                     2002   2001    2000     1999    1998
                                                   ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period..............  $7.72   $7.34   $7.36   $7.98    $7.79
                                                   ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)00...................   0.28    0.28    0.29    0.30     0.31
 Net gains or losses on securities (both
  realized and unrealized)00......................   0.20    0.38    0.02   (0.52)    0.20
                                                   ------  ------  ------  ------   ------
Total from investment operations..................   0.48    0.66    0.31   (0.22)    0.51
                                                   ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income.............  (0.27)  (0.28)  (0.29)  (0.30)   (0.31)
 Distributions from capital gains.................     --      --   (0.04)  (0.10)   (0.01)
                                                   ------  ------  ------  ------   ------
Total distributions...............................  (0.27)  (0.28)  (0.33)  (0.40)   (0.32)
                                                   ------  ------  ------  ------   ------
Net asset value, end of period....................  $7.93   $7.72   $7.34   $7.36    $7.98
                                                   ======  ======  ======  ======   ======
Total Return:                                        6.38%   9.04%   4.42%  (2.96)%   6.71%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).......... $1,779  $1,575  $1,629  $1,856   $2,103
Ratio of expenses to average net assets...........   1.75%   1.79%   1.77%   1.74%    1.72%
Ratio of net income (loss) to average net
 assets00.........................................   3.59%   3.62%   4.05%   3.81%    3.96%
Portfolio turnover rate...........................   8.09%   1.02%  12.38%   9.74%   21.86%

--------------
See footnotes on page 68.

MISSOURI FUND

                                                                 CLASS A                               CLASS C
                                              --------------------------------------------  ----------------------------
                                                                                                 Year ended
                                                        Year ended September 30,               September 30,     5/27/99**
                                              --------------------------------------------  -------------------     to
                                                2002     2001     2000     1999      1998    2002   2001   2000   9/30/99
                                              -------  -------  -------  -------   -------  -----  -----  -----  ---------
Per Share Data:*
Net asset value, beginning of period.........   $7.81    $7.37    $7.29    $8.03     $7.82  $7.81  $7.37  $7.29    $7.68
                                              -------  -------  -------  -------   -------  -----  -----  -----   ------
Income from investment operations:
 Net investment income (loss)................    0.34     0.34     0.35     0.35      0.36   0.27   0.27   0.28     0.10
 Net gains or losses on securities
  (both realized and unrealized).............    0.26     0.47     0.09    (0.62)     0.28   0.26   0.47   0.09    (0.39)
                                              -------  -------  -------  -------   -------  -----  -----  -----   ------
Total from investment operations.............    0.60     0.81     0.44    (0.27)     0.64   0.53   0.74   0.37    (0.29)
                                              -------  -------  -------  -------   -------  -----  -----  -----   ------
Less distributions:
 Dividends from net investment income........   (0.34)   (0.34)   (0.35)   (0.35)    (0.36) (0.27) (0.27) (0.28)   (0.10)
 Distributions from capital gains............   (0.05)   (0.03)   (0.01)   (0.12)    (0.07) (0.05) (0.03) (0.01)      --
                                              -------  -------  -------  -------   -------  -----  -----  -----   ------
Total distributions..........................   (0.39)   (0.37)   (0.36)   (0.47)    (0.43) (0.32) (0.30) (0.29)   (0.10)
                                              -------  -------  -------  -------   -------  -----  -----  -----   ------
Net asset value, end of period...............   $8.02    $7.81    $7.37    $7.29     $8.03  $8.02  $7.81  $7.37    $7.29
                                              =======  =======  =======  =======   =======  =====  =====  =====   ======
Total Return:                                    7.89%   11.26%    6.19%   (3.58)%    8.41%  6.92% 10.27%  5.27%   (3.95)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..... $38,519  $37,879  $38,529  $43,437   $49,949    $82    $75    $22      $21
Ratio of expenses to average net assets......   0.90%    0.94%    0.93%    0.87%     0.89%  1.80%  1.84%  1.83%    1.74%+
Ratio of net income (loss) to average
 net assets00................................   4.37%    4.44%    4.83%    4.50%     4.59%  3.47%  3.54%  3.93%    3.75%+
Portfolio turnover rate......................   4.04%    5.70%    6.00%   10.43%    21.26%  4.04%  5.70%  6.00%   10.43%++

                                                             CLASS D
                                              ------------------------------------

                                                    Year ended September 30,
                                              ------------------------------------
                                               2002   2001   2000    1999    1998
                                              -----  -----  -----  ------   ------
Per Share Data:*
Net asset value, beginning of period......... $7.81  $7.37  $7.29   $8.03    $7.82
                                              -----  -----  -----  ------   ------
Income from investment operations:
 Net investment income (loss)................  0.27   0.27   0.28    0.28     0.29
 Net gains or losses on securities
  (both realized and unrealized).............  0.26   0.47   0.09   (0.62)    0.28
                                              -----  -----  -----  ------   ------
Total from investment operations.............  0.53   0.74   0.37   (0.34)    0.57
                                              -----  -----  -----  ------   ------
Less distributions:
 Dividends from net investment income........ (0.27) (0.27) (0.28)  (0.28)   (0.29)
 Distributions from capital gains............ (0.05) (0.03) (0.01)  (0.12)   (0.07)
                                              -----  -----  -----  ------   ------
Total distributions.......................... (0.32) (0.30) (0.29)  (0.40)   (0.36)
                                              -----  -----  -----  ------   ------
Net asset value, end of period............... $8.02  $7.81  $7.37   $7.29    $8.03
                                              =====  =====  =====  ======   ======
Total Return:                                  6.92% 10.27%  5.27%  (4.46)%   7.45%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).....  $600   $575   $321    $617     $418
Ratio of expenses to average net assets...... 1.80%  1.84%  1.83%   1.77%    1.79%
Ratio of net income (loss) to average
 net assets00................................ 3.47%  3.54%  3.93%   3.60%    3.69%
Portfolio turnover rate...................... 4.04%  5.70%  6.00%  10.43%   21.26%

--------------
See footnotes on page 68.

NEW JERSEY FUND

                                                                 CLASS A                                 CLASS C
                                              --------------------------------------------  -------------------------------
                                                                                                  Year ended
                                                        Year ended September 30,                 September 30,      5/27/99**
                                              --------------------------------------------  ----------------------     to
                                                2002     2001     2000     1999      1998    2002    2001    2000    9/30/99
                                              -------  -------  -------  -------   -------  ------  ------  ------  ---------
Per Share Data:*
Net asset value, beginning of period.........   $7.44    $7.12    $7.13    $7.78     $7.56   $7.52   $7.20   $7.22    $7.58
                                              -------  -------  -------  -------   -------  ------  ------  ------    -----
Income from investment operations:
 Net investment income (loss)................    0.31     0.32     0.33     0.33      0.35    0.26    0.27    0.28     0.09
 Net gains or losses on securities
  (both realized and unrealized).............    0.22     0.36     0.02    (0.55)     0.30    0.23    0.36    0.01    (0.36)
                                              -------  -------  -------  -------   -------  ------  ------  ------    -----
Total from investment operations.............    0.53     0.68     0.35    (0.22)     0.65    0.49    0.63    0.29    (0.27)
                                              -------  -------  -------  -------   -------  ------  ------  ------    -----
Less distributions:
 Dividends from net investment income........   (0.31)   (0.32)   (0.33)   (0.33)    (0.35)  (0.26)  (0.27)  (0.28)   (0.09)
 Distributions from capital gains............   (0.01)   (0.04)   (0.03)   (0.10)    (0.08)  (0.01)  (0.04)  (0.03)      --
                                              -------  -------  -------  -------   -------  ------  ------  ------    -----
Total distributions..........................   (0.32)   (0.36)   (0.36)   (0.43)    (0.43)  (0.27)  (0.31)  (0.31)   (0.09)
                                              -------  -------  -------  -------   -------  ------  ------  ------    -----
Net asset value, end of period...............   $7.65    $7.44    $7.12    $7.13     $7.78   $7.74   $7.52   $7.20    $7.22
                                              =======  =======  =======  =======   =======  ======  ======  ======    =====
Total Return:                                    7.29%    9.77%    5.13%   (3.05)%    8.87%   6.54%   8.89%   4.20%   (3.33)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..... $49,274  $49,182  $46,918  $52,992   $61,739  $5,096  $1,207    $341     $127
Ratio of expenses to average net assets......   1.04%    1.14%    1.12%    1.07%     1.02%   1.84%   1.89%   1.87%    1.82%+
Ratio of net income (loss) to average
 net assets00................................   4.23%    4.34%    4.71%    4.35%     4.54%   3.44%   3.59%   3.96%    3.71%+
Portfolio turnover rate......................  13.02%    1.06%   18.08%    5.55%    23.37%  13.02%   1.06%  18.08%    5.55%++

                                                              CLASS D
                                              ---------------------------------------

                                                      Year ended September 30,
                                              ---------------------------------------
                                               2002    2001    2000     1999    1998
                                              ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period.........  $7.52   $7.20   $7.22   $7.86    $7.64
                                              ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)................   0.26    0.27    0.28    0.27     0.29
 Net gains or losses on securities
  (both realized and unrealized).............   0.23    0.36    0.01   (0.54)    0.30
                                              ------  ------  ------  ------   ------
Total from investment operations.............   0.49    0.63    0.29   (0.27)    0.59
                                              ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income........  (0.26)  (0.27)  (0.28)  (0.27)   (0.29)
 Distributions from capital gains............  (0.01)  (0.04)  (0.03)  (0.10)   (0.08)
                                              ------  ------  ------  ------   ------
Total distributions..........................  (0.27)  (0.31)  (0.31)  (0.37)   (0.37)
                                              ------  ------  ------  ------   ------
Net asset value, end of period...............  $7.74   $7.52   $7.20   $7.22    $7.86
                                              ======  ======  ======  ======   ======
Total Return:                                   6.54%   8.89%   4.20%  (3.57)%   7.97%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..... $1,366  $1,248    $995  $1,550   $1,582
Ratio of expenses to average net assets......  1.84%   1.89%   1.87%   1.82%    1.80%
Ratio of net income (loss) to average
 net assets00................................  3.44%   3.59%   3.96%   3.60%    3.76%
Portfolio turnover rate...................... 13.02%   1.06%  18.08%   5.55%   23.37%

--------------
See footnotes on page 68.

NEW YORK FUND

                                                            CLASS A                                CLASS C
                                         --------------------------------------------  ------------------------------
                                                                                             Year ended
                                                   Year ended September 30,                September 30,      5/27/99**
                                         --------------------------------------------  ---------------------     to
                                           2002     2001     2000     1999      1998    2002    2001    2000   9/30/99
                                         -------  -------  -------  -------   -------  ------  ------  -----  ---------
Per Share Data:*
Net asset value, beginning of period....   $8.16    $7.77    $7.70    $8.60     $8.28   $8.17   $7.78  $7.70    $8.14
                                         -------  -------  -------  -------   -------  ------  ------  -----   ------
Income from investment operations:
 Net investment income (loss)...........    0.36     0.38     0.39     0.38      0.40    0.29    0.30   0.32     0.11
 Net gains or losses on securities
  (both realized and unrealized)........    0.27     0.45     0.08    (0.69)     0.40    0.27    0.45   0.09    (0.44)
                                         -------  -------  -------  -------   -------  ------  ------  -----   ------
Total from investment operations........    0.63     0.83     0.47    (0.31)     0.80    0.56    0.75   0.41    (0.33)
                                         -------  -------  -------  -------   -------  ------  ------  -----   ------
Less distributions:
 Dividends from net investment income...   (0.36)   (0.38)   (0.39)   (0.38)    (0.40)  (0.29)  (0.30) (0.32)   (0.11)
 Distributions from capital gains.......      --    (0.06)   (0.01)   (0.21)    (0.08)     --   (0.06) (0.01)      --
                                         -------  -------  -------  -------   -------  ------  ------  -----   ------
Total distributions.....................   (0.36)   (0.44)   (0.40)   (0.59)    (0.48)  (0.29)  (0.36) (0.33)   (0.11)
                                         -------  -------  -------  -------   -------  ------  ------  -----   ------
Net asset value, end of period..........   $8.43    $8.16    $7.77    $7.70     $8.60   $8.44   $8.17  $7.78    $7.70
                                         =======  =======  =======  =======   =======  ======  ======  =====   ======
Total Return:                               7.94%   10.90%    6.28%   (3.86)%   10.02%   6.98%   9.88%  5.46%   (4.22)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) $83,723  $82,482  $69,549  $76,833   $84,822  $7,005  $3,624   $402     $189
Ratio of expenses to average net assets.   0.87%    0.70%    0.70%    0.81%     0.81%   1.77%   1.60%  1.60%    1.69%+
Ratio of net income (loss) to
 average net assets00...................   4.43%    4.70%    5.17%    4.63%     4.74%   3.53%   3.80%  4.27%    3.96%+
Portfolio turnover rate.................  19.43%    8.15%    7.30%   11.85%    39.85%  19.43%   8.15%  7.30%   11.85%++
Without expense reimbursement:***
Ratio of expenses to average net assets.            0.83%    0.83%                              1.73%  1.73%
Ratio of net income to average
 net assets.............................            4.57%    5.04%                              3.67%  4.14%

                                                         CLASS D
                                         ---------------------------------------

                                                 Year ended September 30,
                                         ---------------------------------------
                                          2002    2001    2000     1999    1998
                                         ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period....  $8.17   $7.78   $7.70   $8.60    $8.29
                                         ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)...........   0.29    0.30    0.32    0.30     0.32
 Net gains or losses on securities
  (both realized and unrealized)........   0.27    0.45    0.09   (0.69)    0.39
                                         ------  ------  ------  ------   ------
Total from investment operations........   0.56    0.75    0.41   (0.39)    0.71
                                         ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income...  (0.29)  (0.30)  (0.32)  (0.30)   (0.32)
 Distributions from capital gains.......     --   (0.06)  (0.01)  (0.21)   (0.08)
                                         ------  ------  ------  ------   ------
Total distributions.....................  (0.29)  (0.36)  (0.33)  (0.51)   (0.40)
                                         ------  ------  ------  ------   ------
Net asset value, end of period..........  $8.44   $8.17   $7.78   $7.70    $8.60
                                         ======  ======  ======  ======   ======
Total Return:                              6.98%   9.88%   5.46%  (4.73)%   8.88%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) $3,521  $3,297  $2,593  $2,844   $2,182
Ratio of expenses to average net assets.  1.77%   1.60%   1.60%   1.71%    1.72%
Ratio of net income (loss) to
 average net assets00...................  3.53%   3.80%   4.27%   3.73%    3.83%
Portfolio turnover rate................. 19.43%   8.15%   7.30%  11.85%   39.85%
Without expense reimbursement:***
Ratio of expenses to average net assets.          1.73%   1.73%
Ratio of net income to average
 net assets.............................          3.67%   4.14%

--------------
See footnotes on page 68.

NORTH CAROLINA FUND

                                                            CLASS A                                 CLASS C
                                         --------------------------------------------  -------------------------------
                                                                                             Year ended
                                                   Year ended September 30,                 September 30,      5/27/99**
                                         --------------------------------------------  ----------------------     to
                                           2002     2001     2000     1999      1998    2002    2001    2000    9/30/99
                                         -------  -------  -------  -------   -------  ------  ------  ------  ---------
Per Share Data:*
Net asset value, beginning of period....   $7.89    $7.54    $7.59    $8.30     $8.05   $7.88   $7.54   $7.59    $7.97
                                         -------  -------  -------  -------   -------  ------  ------  ------    -----
Income from investment operations:
 Net investment income (loss)...........    0.32     0.33     0.34     0.35      0.36    0.27    0.27    0.29     0.10
 Net gains or losses on
  securities (both realized and
  unrealized)...........................    0.31     0.37     0.05    (0.59)     0.31    0.30    0.36    0.05    (0.38)
                                         -------  -------  -------  -------   -------  ------  ------  ------    -----
Total from investment operations........    0.63     0.70     0.39    (0.24)     0.67    0.57    0.63    0.34    (0.28)
                                         -------  -------  -------  -------   -------  ------  ------  ------    -----
Less distributions:
 Dividends from net investment income...   (0,32)   (0.33)   (0.34)   (0.35)    (0.36)  (0.26)  (0.27)  (0.29)   (0.10)
 Distributions from capital gains.......   (0.01)   (0.02)   (0.10)   (0.12)    (0.06)  (0.01)  (0.02)  (0.10)      --
                                         -------  -------  -------  -------   -------  ------  ------  ------    -----
Total distributions.....................   (0.33)   (0.35)   (0.44)   (0.47)    (0.42)  (0.27)  (0.29)  (0.39)   (0.10)
                                         -------  -------  -------  -------   -------  ------  ------  ------    -----
Net asset value, end of period..........   $8.19    $7.89    $7.54    $7.59     $8.30   $8.18   $7.88   $7.54    $7.59
                                         =======  =======  =======  =======   =======  ======  ======  ======    =====
Total Return:                               8.21%    9.52%    5.36%   (3.07)%    8.60%   7.41%   8.59%   4.58%   (3.62)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) $25,386  $25,737  $24,987  $27,224   $32,358  $2,962  $2,049    $544      $10
Ratio of expenses to average net assets.   1.11%    1.13%    1.13%    1.06%     1.05%   1.86%   1.88%   1.88%    1.80%+
Ratio of net income (loss) to average
 net assets00...........................   4.11%    4.29%    4.63%    4.38%     4.41%   3.36%   3.54%   3.88%    3.77%+
Portfolio turnover rate.................   7.96%    5.61%   11.96%    1.52%    20.37%   7.96%   5.61%  11.96%    1.52%++

                                                         CLASS D
                                         --------------------------------------

                                                Year ended September 30,
                                         --------------------------------------
                                          2002   2001    2000     1999    1998
                                         -----  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period.... $7.88   $7.54   $7.59   $8.30    $8.05
                                         -----  ------  ------  ------   ------
Income from investment operations:
 Net investment income (loss)...........  0.27    0.27    0.29    0.29     0.30
 Net gains or losses on
  securities (both realized and
  unrealized)...........................  0.30    0.36    0.05   (0.59)    0.31
                                         -----  ------  ------  ------   ------
Total from investment operations........  0.57    0.63    0.34   (0.30)    0.61
                                         -----  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income... (0.26)  (0.27)  (0.29)  (0.29)   (0.30)
 Distributions from capital gains....... (0.01)  (0.02)  (0.10)  (0.12)   (0.06)
                                         -----  ------  ------  ------   ------
Total distributions..................... (0.27)  (0.29)  (0.39)  (0.41)   (0.36)
                                         -----  ------  ------  ------   ------
Net asset value, end of period.......... $8.18   $7.88   $7.54   $7.59    $8.30
                                         =====  ======  ======  ======   ======
Total Return:                             7.41%   8.59%   4.58%  (3.79)%   7.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  $941  $1,514  $1,250  $1,682   $1,456
Ratio of expenses to average net assets. 1.86%   1.88%   1.88%   1.81%    1.82%
Ratio of net income (loss) to average
 net assets00........................... 3.36%   3.54%   3.88%   3.63%    3.64%
Portfolio turnover rate................. 7.96%   5.61%  11.96%   1.52%   20.37%

--------------
See footnotes on page 68.

OHIO FUND

                                                                           CLASS A
                                                   -------------------------------------------------------

                                                                   Year ended September 30,
                                                   -------------------------------------------------------
                                                       2002         2001       2000       1999      1998
                                                   -----------  -----------  --------  --------   --------
Per Share Data:*
Net asset value, beginning of period..............       $8.03        $7.64     $7.64     $8.37      $8.19
                                                   -----------  -----------  --------  --------   --------
Income from investment operations:
 Net investment income (loss).....................        0.36         0.38      0.39      0.38       0.40
 Net gains or losses on securities (both
  realized and unrealized)........................        0.23         0.39      0.02     (0.60)      0.29
                                                   -----------  -----------  --------  --------   --------
Total from investment operations..................        0.59         0.77      0.41     (0.22)      0.69
                                                   -----------  -----------  --------  --------   --------
Less distributions:
 Dividends from net investment income.............       (0.36)       (0.38)    (0.39)    (0.38)     (0.40)
 Distributions from capital gains.................   o            o             (0.02)    (0.13)     (0.11)
                                                   -----------  -----------  --------  --------   --------
Total distributions...............................       (0.36)       (0.38)    (0.41)    (0.51)     (0.51)
                                                   -----------  -----------  --------  --------   --------
Net asset value, end of period....................       $8.26        $8.03     $7.64     $7.64      $8.37
                                                   ===========  ===========  ========  ========   ========
Total Return:                                             7.59%       10.30%     5.58%    (2.68)%     8.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..........    $129,662     $128,433  $128,364  $135,034   $153,126
Ratio of expenses to average net assets...........       0.85%        0.70%     0.71%     0.81%      0.78%
Ratio of net income (loss) to average net
 assets00.........................................       4.51%        4.81%     5.21%     4.78%      4.92%
Portfolio turnover rate...........................       0.79%        7.57%     9.02%     6.07%     24.74%
Without expense reimbursement:***
Ratio of expenses to average net assets...........                    0.84%     0.84%
Ratio of net income to average net assets.........                    4.67%     5.08%

                                                                  CLASS C
                                                   -----------------------------------
                                                           Year ended
                                                          September 30,        5/27/99**
                                                   --------------------------     to
                                                      2002      2001     2000   9/30/99
                                                   ---------  --------  -----  ---------
Per Share Data:*
Net asset value, beginning of period..............     $8.08     $7.69  $7.68    $8.06
                                                   ---------  --------  -----    -----
Income from investment operations:
 Net investment income (loss).....................      0.29      0.31   0.33     0.11
 Net gains or losses on securities (both
  realized and unrealized)........................      0.23      0.39   0.03    (0.38)
                                                   ---------  --------  -----    -----
Total from investment operations..................      0.52      0.70   0.36    (0.27)
                                                   ---------  --------  -----    -----
Less distributions:
 Dividends from net investment income.............     (0.29)    (0.31) (0.33)   (0.11)
 Distributions from capital gains.................   o          o       (0.02)      --
                                                   ---------  --------  -----    -----
Total distributions...............................     (0.29)    (0.31) (0.35)   (0.11)
                                                   ---------  --------  -----    -----
Net asset value, end of period....................     $8.31     $8.08  $7.69    $7.68
                                                   =========  ========  =====    =====
Total Return:                                           6.61%     9.26%  4.78%   (3.51)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..........    $1,331      $812   $222      $18
Ratio of expenses to average net assets...........     1.75%     1.60%  1.61%    1.71%+
Ratio of net income (loss) to average net
 assets00.........................................     3.61%     3.91%  4.31%    3.99%+
Portfolio turnover rate...........................     0.79%     7.57%  9.02%    6.07%++
Without expense reimbursement:***
Ratio of expenses to average net assets...........               1.74%  1.74%
Ratio of net income to average net assets.........               3.77%  4.18%

                                                                      CLASS D
                                                   ---------------------------------------------

                                                              Year ended September 30,
                                                   ---------------------------------------------
                                                      2002       2001     2000     1999    1998
                                                   ---------  ---------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period..............     $8.08      $7.69   $7.68   $8.41    $8.23
                                                   ---------  ---------  ------  ------   ------
Income from investment operations:
 Net investment income (loss).....................      0.29       0.31    0.33    0.31     0.33
 Net gains or losses on securities (both
  realized and unrealized)........................      0.23       0.39    0.03   (0.60)    0.29
                                                   ---------  ---------  ------  ------   ------
Total from investment operations..................      0.52       0.70    0.36   (0.29)    0.62
                                                   ---------  ---------  ------  ------   ------
Less distributions:
 Dividends from net investment income.............     (0.29)     (0.31)  (0.33)  (0.31)   (0.33)
 Distributions from capital gains.................   o          o         (0.02)  (0.13)   (0.11)
                                                   ---------  ---------  ------  ------   ------
Total distributions...............................     (0.29)     (0.31)  (0.35)  (0.44)   (0.44)
                                                   ---------  ---------  ------  ------   ------
Net asset value, end of period....................     $8.31      $8.08   $7.69   $7.68    $8.41
                                                   =========  =========  ======  ======   ======
Total Return:                                           6.61%      9.26%   4.78%  (3.52)%   7.78%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)..........    $1,683     $1,583  $1,425  $1,327   $1,103
Ratio of expenses to average net assets...........     1.75%      1.60%   1.61%   1.71%    1.69%
Ratio of net income (loss) to average net
 assets00.........................................     3.61%      3.91%   4.31%   3.88%    4.01%
Portfolio turnover rate...........................     0.79%      7.57%   9.02%   6.07%   24.74%
Without expense reimbursement:***
Ratio of expenses to average net assets...........                1.74%   1.74%
Ratio of net income to average net assets.........                3.77%   4.18%

--------------
See footnotes on page 68.

OREGON FUND

                                                                      CLASS A                                  CLASS C
                                                   --------------------------------------------  ---------------------------------
                                                                                                       Year ended
                                                             Year ended September 30,                 September 30,      5/27/99**
                                                   --------------------------------------------  ----------------------     to
                                                     2002     2001     2000     1999      1998    2002    2001    2000    9/30/99
                                                   -------  -------  -------  -------   -------  ------  ------  ------  ---------
Per Share Data:*
Net asset value, beginning of period..............   $7.85    $7.47    $7.48    $8.05     $7.87   $7.85   $7.47   $7.48    $7.83
                                                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Income from investment operations:
 Net investment income00..........................    0.34     0.35     0.36     0.35      0.36    0.27    0.28    0.29     0.10
 Net gains or losses on securities (both realized
  and unrealized)00...............................    0.23     0.42     0.04    (0.52)     0.28    0.23    0.42    0.04    (0.35)
                                                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Total from investment operations..................    0.57     0.77     0.40    (0.17)     0.64    0.50    0.70    0.33    (0.25)
                                                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income (loss)......   (0.34)   (0.35)   (0.36)   (0.35)    (0.36)  (0.27)  (0.28)  (0.29)   (0.10)
 Distributions from capital gains.................   (0.05)   (0.04)   (0.05)   (0.05)    (0.10)  (0.05)  (0.04)  (0.05)      --
                                                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Total distributions...............................   (0.39)   (0.39)   (0.41)   (0.40)    (0.46)  (0.32)  (0.32)  (0.34)   (0.10)
                                                   -------  -------  -------  -------   -------  ------  ------  ------   ------
Net asset value, end of period....................   $8.03    $7.85    $7.47    $7.48     $8.05   $8.03   $7.85   $7.47    $7.48
                                                   =======  =======  =======  =======   =======  ======  ======  ======   ======
Total Return:                                         7.41%   10.52%    5.55%   (2.16)%    8.48%   6.45%   9.53%   4.62%   (3.32)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).......... $60,143  $54,994  $52,890  $54,473   $57,601  $1,511  $1,166    $364      $--
Ratio of expenses to average net assets...........   0.90%    0.88%    0.89%    0.86%     0.88%   1.80%   1.78%   1.79%   1.73% +
Ratio of net income (loss) to average net
 assets00.........................................   4.34%    4.57%    4.86%    4.52%     4.60%   3.44%   3.67%   3.96%   3.77% +
Portfolio turnover rate...........................   6.06%   14.58%   14.46%   12.28%    12.62%   6.06%  14.58%  14.46%   12.28%++

                                                                   CLASS D
                                                   ---------------------------------------

                                                           Year ended September 30,
                                                   ---------------------------------------
                                                    2002    2001    2000     1999    1998
                                                   ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of period..............  $7.85   $7.47   $7.48   $8.04    $7.87
                                                   ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income00..........................   0.27    0.28    0.29    0.28     0.29
 Net gains or losses on securities (both realized
  and unrealized)00...............................   0.23    0.42    0.04   (0.51)    0.27
                                                   ------  ------  ------  ------   ------
Total from investment operations..................   0.50    0.70    0.33   (0.23)    0.56
                                                   ------  ------  ------  ------   ------
Less distributions:
 Dividends from net investment income (loss)......  (0.27)  (0.28)  (0.29)  (0.28)   (0.29)
 Distributions from capital gains.................  (0.05)  (0.04)  (0.05)  (0.05)   (0.10)
                                                   ------  ------  ------  ------   ------
Total distributions...............................  (0.32)  (0.32)  (0.34)  (0.33)   (0.39)
                                                   ------  ------  ------  ------   ------
Net asset value, end of period....................  $8.03   $7.85   $7.47   $7.48    $8.04
                                                   ======  ======  ======  ======   ======
Total Return:                                        6.45%   9.53%   4.62%  (2.92)%   7.37%

Ratios/Supplemental Data:
Net assets, end of period (in thousands).......... $2,688  $2,345  $2,465  $2,231   $2,650
Ratio of expenses to average net assets...........  1.80%   1.78%   1.79%   1.76%    1.79%
Ratio of net income (loss) to average net
 assets00.........................................  3.44%   3.67%   3.96%   3.62%    3.69%
Portfolio turnover rate...........................  6.06%  14.58%  14.46%  12.28%   12.62%

--------------
See footnotes on page 68.

PENNSYLVANIA FUND

                                                           CLASS A                                CLASS C
                                        --------------------------------------------  ------------------------------
                                                                                            Year ended
                                                  Year ended September 30,                September 30,      5/27/99**
                                        --------------------------------------------  ---------------------     to
                                          2002     2001     2000     1999      1998    2002    2001   2000    9/30/99
                                        -------  -------  -------  -------   -------  ------  -----  ------  ---------
Per Share Data:*
Net asset value, beginning of
 period................................   $7.92    $7.49    $7.49    $8.24     $7.96   $7.91  $7.48   $7.49    $7.88
                                        -------  -------  -------  -------   -------  ------  -----  ------    -----
Income from investment operations:
 Net investment income (loss)00........    0.33     0.33     0.34     0.34      0.35    0.27   0.27    0.28     0.10
 Net gains or losses on securities
  (both realized and unrealized)00.....    0.34     0.43     0.05    (0.60)     0.36    0.33   0.43    0.04    (0.39)
                                        -------  -------  -------  -------   -------  ------  -----  ------    -----
Total from investment operations.......    0.67     0.76     0.39    (0.26)     0.71    0.60   0.70    0.32    (0.29)
                                        -------  -------  -------  -------   -------  ------  -----  ------    -----
Less distributions:
 Dividends from net
  investment income....................   (0.32)   (0.33)   (0.34)   (0.34)    (0.35)  (0.26) (0.27)  (0.28)   (0.10)
 Distributions from capital gains......   (0.01)      --    (0.05)   (0.15)    (0.08)  (0.01)    --   (0.05)      --
                                        -------  -------  -------  -------   -------  ------  -----  ------    -----
Total distributions....................   (0.33)   (0.33)   (0.39)   (0.49)    (0.43)  (0.27) (0.27)  (0.33)   (0.10)
                                        -------  -------  -------  -------   -------  ------  -----  ------    -----
Net asset value, end of period.........   $8.26    $7.92    $7.49    $7.49     $8.24   $8.24  $7.91   $7.48    $7.49
                                        =======  =======  =======  =======   =======  ======  =====  ======    =====
Total Return:                              8.75%   10.27%    5.33%   (3.38)%    9.20%   7.79%  9.48%   4.42%   (3.84)%

Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)............................ $23,493  $24,047  $23,014  $25,142   $29,582  $1,029   $628    $202     $143
Ratio of expenses to average net
 assets................................   1.25%    1.32%    1.28%    1.21%     1.19%   2.00%  2.07%   2.03%    1.93%+
Ratio of net income (loss) to
 average net assets00..................   4.11%    4.20%    4.56%    4.25%     4.34%   3.36%  3.45%   3.81%    3.69%+
Portfolio turnover rate................  16.73%    5.43%   12.11%    7.80%    13.05%  16.73%  5.43%  12.11%    7.80%++

                                                       CLASS D
                                        -------------------------------------

                                               Year ended September 30,
                                        -------------------------------------
                                         2002    2001   2000    1999    1998
                                        ------  -----  ------  -----   ------
Per Share Data:*
Net asset value, beginning of
 period...............................   $7.91  $7.48   $7.49  $8.23    $7.95
                                        ------  -----  ------  -----   ------
Income from investment operations:
 Net investment income (loss)00.......    0.27   0.27    0.28   0.28     0.29
 Net gains or losses on securities
  (both realized and unrealized)00....    0.33   0.43    0.04  (0.59)    0.36
                                        ------  -----  ------  -----   ------
Total from investment operations......    0.60   0.70    0.32  (0.31)    0.65
                                        ------  -----  ------  -----   ------
Less distributions:
 Dividends from net
  investment income...................   (0.26) (0.27)  (0.28) (0.28)   (0.29)
 Distributions from capital gains.....   (0.01)    --   (0.05) (0.15)   (0.08)
                                        ------  -----  ------  -----   ------
Total distributions...................   (0.27) (0.27)  (0.33) (0.43)   (0.37)
                                        ------  -----  ------  -----   ------
Net asset value, end of period........   $8.24  $7.91   $7.48  $7.49    $8.23
                                        ======  =====  ======  =====   ======
Total Return:                             7.79%  9.48%   4.42% (3.99)%   8.36%

Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)...........................    $690   $596    $600   $856     $607
Ratio of expenses to average net
 assets...............................   2.00%  2.07%   2.03%  1.96%    1.97%
Ratio of net income (loss) to
 average net assets00.................   3.36%  3.45%   3.81%  3.50%    3.56%
Portfolio turnover rate...............  16.73%  5.43%  12.11%  7.80%   13.05%

--------------
See footnotes on page 68.

SOUTH CAROLINA FUND

                                                       CLASS A                                 CLASS C
                                    ---------------------------------------------  ------------------------------
                                                                                         Year ended
                                               Year ended September 30,                September 30,      5/27/99**
                                    ---------------------------------------------  ---------------------     to
                                      2002     2001     2000     1999      1998     2002    2001    2000   9/30/99
                                    -------  -------  -------  -------   --------  ------  ------  -----  ---------
Per Share Data:*
Net asset value, beginning of
 period............................   $8.07    $7.66    $7.67    $8.38      $8.16   $8.06   $7.65  $7.66    $8.08
                                    -------  -------  -------  -------   --------  ------  ------  -----   ------
Income from investment operations:
 Net investment income.............    0.36     0.37     0.38     0.38       0.39    0.29    0.29   0.31     0.11
 Net gains or losses on securities
  (both realized and unrealized)...    0.19     0.41     0.07    (0.64)      0.29    0.19    0.41   0.07    (0.42)
                                    -------  -------  -------  -------   --------  ------  ------  -----   ------
Total from investment operations...    0.55     0.78     0.45    (0.26)      0.68    0.48    0.70   0.38    (0.31)
                                    -------  -------  -------  -------   --------  ------  ------  -----   ------
Less distributions:
 Dividends from net
  investment income (loss).........   (0.36)   (0.37)   (0.38)   (0.38)     (0.39)  (0.29)  (0.29) (0.31)   (0.11)
 Distributions from capital gains..   (0.01)      --    (0.08)   (0.07)     (0.07)  (0.01)     --  (0.08)      --
                                    -------  -------  -------  -------   --------  ------  ------  -----   ------
Total distributions................   (0.37)   (0.37)   (0.46)   (0.45)     (0.46)  (0.30)  (0.29) (0.39)   (0.11)
                                    -------  -------  -------  -------   --------  ------  ------  -----   ------
Net asset value, end of period.....   $8.25    $8.07    $7.66    $7.67      $8.38   $8.24   $8.06  $7.65    $7.66
                                    =======  =======  =======  =======   ========  ======  ======  =====   ======
Total Return:                          7.00%   10.28%    6.07%   (3.32)%     8.66%   6.04%   9.30%  5.12%   (4.01)%

Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)........................ $81,410  $84,109  $81,138  $92,793   $106,328  $3,279  $1,589   $893     $335
Ratio of expenses to average net
 assets............................   0.87%    0.88%    0.86%    0.83%      0.80%   1.77%   1.78%  1.76%    1.72%+
Ratio of net income (loss) to
 average net assets00..............   4.54%    4.59%    5.04%    4.65%      4.74%   3.64%   3.69%  4.14%    3.96%+
Portfolio turnover rate............      --    2.80%    3.49%   18.06%     16.63%      --   2.80%  3.49%   18.06%++

                                                    CLASS D
                                     ---------------------------------------

                                            Year ended September 30,
                                     ---------------------------------------
                                      2002    2001    2000     1999    1998
                                     ------  ------  ------  ------   ------
Per Share Data:*
Net asset value, beginning of
 period............................   $8.06   $7.65   $7.66   $8.38    $8.16
                                     ------  ------  ------  ------   ------
Income from investment operations:
 Net investment income.............    0.29    0.29    0.31    0.30     0.31
 Net gains or losses on securities
  (both realized and unrealized)...    0.19    0.41    0.07   (0.65)    0.29
                                     ------  ------  ------  ------   ------
Total from investment operations...    0.48    0.70    0.38   (0.35)    0.60
                                     ------  ------  ------  ------   ------
Less distributions:
 Dividends from net
  investment income (loss).........   (0.29)  (0.29)  (0.31)  (0.30)   (0.31)
 Distributions from capital gains..   (0.01)     --   (0.08)  (0.07)   (0.07)
                                     ------  ------  ------  ------   ------
Total distributions................   (0.30)  (0.29)  (0.39)  (0.37)   (0.38)
                                     ------  ------  ------  ------   ------
Net asset value, end of period.....   $8.24   $8.06   $7.65   $7.66    $8.38
                                     ======  ======  ======  ======   ======
Total Return:                          6.04%   9.30%   5.12%  (4.32)%   7.68%

Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)........................  $4,815  $4,378  $4,443  $5,936   $5,594
Ratio of expenses to average net
 assets............................   1.77%   1.78%   1.76%   1.73%    1.71%
Ratio of net income (loss) to
 average net assets00..............   3.64%   3.69%   4.14%   3.75%    3.83%
Portfolio turnover rate............      --   2.80%   3.49%  18.06%   16.63%

--------------
*  Per share amounts are based on average shares outstanding.
** Commencement of offering of Class C shares.
*** During the periods stated, Seligman voluntarily reimbursed expenses and/or waived portions of its management fees. Absent such reimbursements/waivers, returns would have been lower.
o  A capital gain of $0.002 per share was paid.
oo As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the fiscal year ended September 30, 2002, are as follows: increase net investment income and net realized and unrealized loss on investments per share by $0.01 for Class A, C and D shares of the National, Minnesota and Pennsylvania Funds, and, for Class C and D shares of the Louisiana, Maryland and Oregon Funds; and to increase the ratio of net income to average net assets of each share class of the Georgia, Michigan, New Jersey, New York and Ohio Funds by 0.03%; the National, California High-Yield, Colorado, Florida, Maryland and Missouri Funds by 0.04%; the California Quality, Louisiana, Massachusetts, North Carolina and Oregon Funds by 0.05%; the Pennsylvania and South Carolina Funds by 0.06%; and the Minnesota Fund by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.
+  Annualized.
++ For the year ended September 30, 1999.

How to Contact Us

The Funds        Write:   Corporate Communications/
                          Investor Relations Department
                          J. & W. Seligman & Co. Incorporated
                          100 Park Avenue, New York, NY 10017

                 Phone:   Toll-Free (800) 221-7844 in the US or
                          (212) 850-1864 outside the US

                 Website: www.seligman.com

Your Regular
(Non-Retirement)
Account          Write:   Shareholder Services Department
                          Seligman Data Corp.
                          100 Park Avenue, New York, NY 10017

                 Phone:   Toll-Free (800) 221-2450 in the US or
                          (212) 682-7600 outside the US

                 Website: www.seligman.com

                 24-hour automated telephone access is available by dialing
                 (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information. Alternatively, you may access our website at www.seligman.com.

For More Information

The following information is available without charge upon request: Call toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.






                             Seligman Advisors, Inc.
                                 an affiliate of

                                     [LOGO]

                             J. & W. Seligman & Co.
                                  incorporated
                                established 1864
                       100 Park Avenue, New York, NY 10017



--------------------------------------------------------------------------------

Information about the Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.


Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Numbers: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

                       Statement of Additional Information

                                February 1, 2003

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2003 (the Prospectus), offering Class A shares, Class C shares and Class D shares. This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

                           Table of Contents

    Fund History ..........................................................  2
    Description of the Funds and their Investments and Risks ..............  2
    Management of the Funds ...............................................  7
    Control Persons and Principal Holders of Securities ...................  11
    Investment Advisory and Other Services ................................  12
    Brokerage Allocation and Other Practices ..............................  18
    Capital Stock and Other Securities ....................................  18
    Purchase, Redemption, and Pricing of Shares ...........................  19
    Taxation of the Funds .................................................  23
    Underwriters ..........................................................  25
    Calculation of Performance Data .......................................  26
    Financial Statements...................................................  29
    General Information....................................................  29
    Appendix A ............................................................  31
    Appendix B.............................................................  34
    Appendix C.............................................................  37

TED1A

                                  Fund History

The Fund was organized as an unincorporated trust under the laws of the Commonwealth of Pennsylvania by a Declaration of Trust dated May 13, 1986.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a non-diversified, open-end management investment company, or mutual fund.

Investment Strategies and Risks

The Fund seeks to provide income exempt from regular federal income taxes and Pennsylvania income taxes consistent with preservation of capital.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Pennsylvania Municipal Securities. Pennsylvania Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies, and instrumentalities, the interest on which is, in the opinion of counsel of the issuers, exempt from regular federal and Pennsylvania income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

      1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

      2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or
(3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the 0orthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which, the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and Pennsylvania personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "Pennsylvania Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 2002 and 2001 were 16.73% and

5.43%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the Pennsylvania municipal market and bond market in general. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Fund

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Fund.

Management Information

Information with respect to the Trustees and officers of the Fund, is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

                            Term of                                                                             Number of
                          Office and                                                                          Portfolios in
                           Length of                                                                           Fund Complex
 Name, (Age), Position(s)    Time            Principal Occupation(s) During Past 5 Years, Trusteeships         Overseen by
        With Fund           Served*                             and Other Information                            Trustee
---------------------------------------------------------------------------------------------------------------------------
                                                              INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
John R. Galvin (73)       1995 to Date   Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts               61
                                         University; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Chairman Emeritus, American
                                         Council on Germany; National Defense University and the Institute
                                         for Defense Analyses. Formerly, Director, USLIFE Corporation, life insurance; Governor of the Center for Creative Leadership; Director,
                                         Raytheon Co., defense and commercial electronics; and Trustee of the
                                         Institute for Defense Analyses. From June 1987 to June 1992, he was
                                         the Supreme Allied Commander, Europe and the Commander-in-Chief,
                                         United States European Command.

Alice S. Ilchman (67)     1991 to Date   President Emeritus, Sarah Lawrence College; Director or Trustee of         61
Trustee                                  each of the investment companies of the Seligman Group of Funds**;
                                         Director, Jeannette K. Watson Summer Fellowship, summer internships for college students; Trustee, Save the Children, nonoprofit child-assistance organization, and the Committee for Economic
                                         Development; Governor, Court of Governors, London School of
                                         Economics; and Director, Public Broadcasting Service (PBS).
                                         Formerly, Chairman, The Rockefeller Foundation, charitable foundation; and Director, New York Telephone Company.

Frank A. McPherson (69)   1995 to Date   Retired Chairman of the Board and Chief Executive Officer of               61
Trustee                                  Kerr-McGee Corporation, diversified energy company; Director or
                                         Trustee of each of the investment companies of the Seligman Group of
                                         Funds**; Director, ConocoPhillips, oil and gas exploration and production, Integris Health, owner of various hospitals, BOK
                                         Financial, bank holding company, Oklahoma Chapter of the Nature
                                         Conservancy, Oklahoma Medical Research Foundation, Boys and Girls
                                         Clubs of Oklahoma, Oklahoma City Public Schools Foundation and
                                         Oklahoma Foundation for Excellence in Education. Formerly, Director,
                                         Kimberly-Clark Corporation, consumer products.

John E. Merow (73)        1986 to Date   Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;        61
Trustee                                  Director or Trustee of each of the investment companies of the
                                         Seligman Group of Funds**; Director, Commonwealth Industries, Inc.,
                                         manufacturer of aluminum sheet products; Director and Treasurer, the
                                         Foreign Policy Association; Director Emeritus, Municipal Art Society
                                         of New York; Trustee and Secretary, the U.S. Council for
                                         International Business; Trustee, New York-Presbyterian Hospital;
                                         Trustee and Vice Chairman, New York-Presbyterian Healthcare System,
                                         Inc.; and Member of the American Law Institute and Council on
                                         Foreign Relations.


Betsy S. Michel (60)      1986 to Date   Attorney; Director or Trustee of each of the investment companies of       61
Trustee                                  the Seligman Group of Funds**; Trustee, The Geraldine R. Dodge
                                         Foundation, charitable foundation, and World Learning, Inc., charitable foundation. Formerly, Chairman of the Board of Trustees of St. George's School (Newport, RI).

                            Term of                                                                             Number of
                          Office and                                                                          Portfolios in
                           Length of                                                                           Fund Complex
 Name, (Age), Position(s)    Time            Principal Occupation(s) During Past 5 Years, Trusteeships         Overseen by
        With Fund           Served*                             and Other Information                            Trustee
        ---------           -------                             ---------------------                            --------
Leroy C. Richie (61)      2000 to Date   Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.,         60
Trustee                                  library of technical standards; Director or Trustee of each of the investment companies of the Seligman Group of Funds** (except
                                         Seligman Cash Management Fund, Inc.); Director, Kerr-McGee
                                         Corporation, diversified energy company, and Infinity, Inc., oil and gas services and exploration; Director and Chairman, Highland Park
                                         Michigan Economic Development Corp. Formerly, Trustee, New York
                                         University Law Center Foundation; Vice Chairman, Detroit Medical
                                         Center and Detroit Economic Growth Corp.; and Chairman and Chief
                                         Executive Officer, Capital Coating Technologies, Inc., applied coating technologies; and Vice President and General Counsel,
                                         Automotive Legal Affairs, Chrysler Corporation.

James Q. Riordan (75)     1991 to Date   Director or Trustee of each of the investment companies of the             61
Trustee                                  Group of Funds;** Director or Trustee, The Houston Exploration
                                         Company, oil exploration, and the Committee for Economic
                                         Development. Formerly, Vice Chairman, Mobil Corporation, petroleum and petrochemicals; Co-Chairman of the Policy Council of the Tax
                                         Foundation; Director and President, Bekaert Corporation, high-grade steel cord, wire and fencing products; and a Director or Trustee of
                                         Tesoro Petroleum Companies, Inc., Dow Jones & Company, Inc.,
                                         business and financial news, KeySpan Corporation, diversified energy and electric company, The Brooklyn Museum and the Public
                                         Broadcasting Service (PBS).

Robert L. Shafer (70)     1986 to Date   Retired Vice President, Pfizer Inc., pharmaceuticals; Director or          61
Trustee                                  Trustee of each of the investment companies of the Seligman Group of
                                         Funds**. Formerly, Director, USLIFE Corporation, life insurance.

James N. Whitson (67)     1993 to Date   Retired Executive Vice President and Chief Operating Officer, Sammons      61
Trustee                                  Enterprises, Inc., a diversified holding company; Director or
                                         Trustee of each of the investment companies of the Seligman Group of
                                         Funds;** Director and Consultant, Sammons Enterprises, Inc.; and
                                         Director, C-SPAN, cable television networks, and CommScope, Inc., manufacturer of coaxial cable.

-------------------------------------------------------------------------------------------------------------------------
                                  INTERESTED TRUSTEES AND PRINCIPAL OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Paul C. Guidone*** (45)   2002 to Date   Managing Director and Chief Investment Officer, J. & W. Seligman & Co.     60
Trustee                                  Incorporated, Director or Trustee of each of the investment companies of the Seligman Group of Funds**, with the exception of
                                         Seligman Cash Management Fund, Inc.; Member of the Association of
                                         Investment Management and Research, the New York Society of Security
                                         Analysts and the London Society of Investment Professionals.
                                         Formerly Deputy Chairman and Group Chief Executive Officer of HSBC
                                         Asset Management and, prior to that, Managing Director and Chief
                                         Investment Officer of Prudential Diversified Investments.

William C. Morris*** (64) 1988 to Date   Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the Board       61
Trustee and Chairman of                  and Director or Trustee of each of the investment companies of the
the Board                                Seligman Group of Funds**; Chairman, Seligman Advisors, Inc.,
                                         Seligman Services, Inc., broker-dealer, and Carbo Ceramics Inc., manufacturer of ceramic proppants for oil and gas industry; and
                                         Director, Seligman Data Corp. and Kerr-McGee Corporation, a
                                         diversified energy company. Formerly, Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino*** (50)       Dir.: 1993   Director and President, J. & W. Seligman & Co. Incorporated;               61
Trustee, President and       to Date     Director or Trustee, President and Chief Executive Officer of each
Chief Executive Officer    Pres.: 1995   of the investment companies of the Seligman Group of Funds**;
                             to Date     Director, Seligman Advisors, Inc. and Seligman Services, Inc.;
                            CEO.: Nov.   Chairman, Seligman Data Corp.; Member of the Board of Governors of
                           2002 to Date  the Investment Company Institute; and Vice Chairman, ICI Mutual
                                         Insurance Company.

                            Term of                                                                             Number of
                          Office and                                                                          Portfolios in
                           Length of                                                                           Fund Complex
 Name, (Age), Position(s)    Time            Principal Occupation(s) During Past 5 Years, Trusteeships         Overseen by
        With Fund           Served*                             and Other Information                            Trustee
        ---------           -------                             ---------------------                            --------
Thomas Moles (60)         1986 to Date   Director and Managing Director, J. & W. Seligman & Co. Incorporated;      N/A
Vice President and                       Vice President and Portfolio Manager, Seligman Municipal Fund
Portfolio Manager                        Series, Inc., Seligman Municipal Series Trust, Inc. and Seligman New
                                         Jersey Municipal Fund, Inc.; Executive Vice President and Portfolio
                                         Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select
                                         Municipal Fund, Inc., closed-end investment companies; and Director,
                                         Seligman Advisors, Inc. and Seligman Services, Inc. Formerly,
                                         President, Seligman Quality Municipal Fund, Inc. and Seligman Select
                                         Municipal Fund, Inc.

Thomas Rose (45)          2000 to Date   Senior Vice President, Finance, J. & W. Seligman & Co.                    N/A
Vice President                           Incorporated, Seligman Advisors, Inc. and Seligman Data Corp.; Vice
                                         President of each of the investment companies of the Seligman Group of Funds** and of Seligman Services, Inc. and Seligman
                                         International, Inc.  Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and of Seligman Data Corp.

Lawrence P. Vogel (46)     V.P.: 1992    Senior Vice President and Treasurer, Investment Companies, J. & W.        N/A
Vice President and           to Date     Seligman & Co. Incorporated; Vice President and Treasurer of each
Treasurer                 Treas.: 2000   of the investment companies of the Seligman Group of Funds** and of
                             to Date     Seligman Data Corp.  Formerly, Senior Vice President, Finance, J. &
                                         W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman
                                         International, Inc. and Seligman Data Corp.; Vice President,
                                         Seligman Services, Inc.; and Treasurer, Seligman International,
                                         Inc. and Seligman Henderson Co.

Frank J. Nasta (38)       1994 to Date   Managing Director, General Counsel and Corporate Secretary, J. & W.       N/A
Secretary                                Seligman & Co. Incorporated; Secretary, of each of the investment companies of the Seligman Group of Funds**; and Corporate
                                         Secretary, Seligman Advisors, Inc., Seligman Services, Inc.,
                                         Seligman International, Inc. and Seligman Data Corp.  Formerly,
                                         Corporate Secretary, Seligman Henderson Co. and Senior Vice
                                         President, Law & Regulation Department, J. & W. Seligman & Co.
                                         Incorporated.

-------------
* Each Trustee serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Board.

** The Seligman Group of Funds consists of twenty-three registered investment companies.

*** Mr. Guidone, Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with
      J. & W. Seligman & Co. Incorporated and its affiliates.


Mr. Whitson is a director and executive committee member of a private company that indirectly controls a broker-dealer and has an option to acquire control of another broker-dealer in 2007. Both broker-dealers distribute the Fund's shares.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Trustees who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met four times during the year ended September 30, 2002. Members of the Committee are Messrs. McPherson (Chairman), Galvin, Merow, Richie, Riordan, Shafer and Whitson, and Dr. Ilchman, and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met three times during the year ended September 30, 2002. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Trustees by the Board. In addition, if a shareholder meeting is held where Trustees are to be elected, the Committee will select and nominate persons for election as Trustees at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met twice during the year ended September 30, 2002. Members of the Committee are Messrs. Shafer (Chairman), McPherson and Riordan, and Dr. Ilchman.

Beneficial Ownership of Shares

As of September 30, 2002, the Trustees beneficially owned shares in the Funds and the Seligman Group of Funds as follows:

                                                                           Aggregate Dollar Range of Shares
                                      Dollar Range of Fund Shares Owned   Owned by Trustee in the Seligman
               Name                               By Trustee                       Group of Funds
-------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------
John R. Galvin                                       None                          $10,001-$50,000
Alice S. Ilchman                                     None                           Over $100,000
Frank A. McPherson                                   None                           Over $100,000
John E. Merow                                     $1-$10,000                        Over $100,000
Betsy S. Michel                                      None                           Over $100,000
Leroy C. Richie                                      None                          $10,001-$50,000
James Q. Riordan                                     None                           Over $100,000
Robert L. Shafer                                     None                           Over $100,000
James N. Whitson                                     None                           Over $100,000
-------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Paul C. Guidone                                      None                         $50,001 - $100,000
William C. Morris                                    None                           Over $100,000
Brian T. Zino                                        None                           Over $100,000

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
         Name and                                    Compensation      Accrued as Part of         Fund Complex Paid
    Position with Fund                               from Fund (1)       Fund Expenses           to Trustees (1)(2)
    ------------------                               -------------       -------------           ------------------
John R. Galvin, Trustee                                 $666                 N/A                    $105,000
Alice S. Ilchman, Trustee                                586                 N/A                      96,000
Frank A. McPherson, Trustee                              613                 N/A                      99,000
John E. Merow, Trustee                                   666                 N/A                     105,000
Betsy S. Michel, Trustee                                 666                 N/A                     105,000
James C. Pitney, Trustee(3)                              331                 N/A                      55,500
Leroy C. Richie, Trustee                                 959                 N/A                     105,000
James Q. Riordan, Trustee                                613                 N/A                      99,000
Robert L. Shafer, Trustee                                613                 N/A                      99,000
James N. Whitson, Trustee                                666(4)              N/A                     105,000(4)

----------
(1)   For the Fund's fiscal year ended September 30, 2002.

(2)   The Seligman Group of Funds consists of twenty-three investment companies.

(3)   Mr. Pitney retired from the Board of Trustees effective May 16, 2002.

(4)   Deferred.

No compensation is paid by the Fund to Trustees or officers of the Fund who are employees of Seligman.

The Fund has adopted a deferred compensation plan under which outside trustees may elect to defer receiving their fees. A trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements.

The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 2002 was $9,799.

Mr. Merow no longer defers current compensation; however, he has accrued deferred compensation in the amount of $9,789, as of September 30, 2002.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the deferred compensation plan.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or investment advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons

As of January 6, 2003, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of January 6, 2003, the following principal holders owned of record 5% or more of the then outstanding shares of beneficial interest of a Class of shares of the Fund:

                                                                    Percentage
                                                                     of Total
Name and Address                                         Class      Shares Held
----------------                                         -----      -----------
MLPF&S for the Sole Benefit of its Customers, Attn:        A           14.66%
Fund Administration, 4800 Dear Lake Drive East,
Jacksonville, FL  32246

Salomon Smith Barney, FBO Customer Accounts, 333 West      C           13.69%
34th Street, New York, NY  10001

J J B Hilliard W L Lyons Inc, Katherine Converse Trust,    C           10.84%
501 S. 4th Street, Louisville, KY  40202

PaineWebber FBO Milton & Ilona Kinast JTWROS, 19333        C           10.28%
Collins Avenue, Sunny Isles, FL  33160-2374

Prudential Securities Inc, FBO Leah Karet, 1919            C            9.13%
Chestnut Street, Philadelphia, PA 19103-3419

Prudential Securities Inc, FBO Bruce Cutler, 125 St        C            9.02%
Charles St, Drexel Hill, PA  19026-2016

First Clearing Corporation, FBO Hani & Eiman Tuffaha,      C            8.00%
25 Selkirk Road, Williamsport, PA  17701-1810

Raymond James & Associates Inc., FBO Troncelliti           C            6.81%
Alf, 880 Carillon Pkwy, St. Petersburg, FL  33716

PaineWebber FBO Ilona Kinast JTWROS, 19333 Collins         C            6.31%
Avenue, Sunny Isles, FL  33160-2374

Salomon Smith Barney Inc, FBO Customer Accounts, 333       C            5.81
West 34th Street, New York, NY  10001

MLPF&S for the Sole Benefit of its Customers, Attn:        D           37.68%
Fund Administration, 4800 Dear Lake Drive East,
Jacksonville, FL  32246

PaineWebber FBO Dorothy Matava, 51 B Peace Circle,         D           26.99%
New Oxford, PA  17350

Management Ownership

As of January 6, 2003, Trustees and officers of the Fund as a group owned less than 1% of Class A shares of the then outstanding shares of beneficial interest of the Fund. As of the same period, Trustees and officers of the Fund did not own any Class C or Class D shares of the then outstanding shares of beneficial interest of the Fund.

                     Investment Advisory and Other Services

Investment Manager

Subject to the control of the Fund's Board of Trustees, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Trustees and the initial shareholders of the Fund ( Management Agreement). Seligman also serves as investment manager to twenty-two other US registered investment companies which, together with the Fund, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to its investments.

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Trustees and Chairman of the Fund, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman. See Appendix C to this SAI for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30,

2002, 2001 and 2000, the Fund paid Seligman management fees in the amount of $123,633, $122,879 and $122,553, respectively.

The Fund pays all of its expenses other than those assumed by Seligman, including shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated among the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was unanimously approved by the Board of Trustees at a meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved annually in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

At the November 21, 2002 Board of Trustees meeting, the Board unanimously approved the continuance of the Management Agreement. In preparation for these meetings, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other investment companies compiled by third parties, and the Independent Trustees conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreement, the Board considered many factors, including, but not limited to: (1) the investment results achieved by Seligman for the Fund (including investment performance comparisons with other comparable investment companies and certain indices); (2) the nature and quality of the administrative services rendered by Seligman; (3) the payments received by Seligman and its affiliates from all sources involving both the Funds and the other investment companies in the Seligman Group of Funds; (4) the costs borne by, and profitability of, Seligman and its affiliates in providing service of all types to the Fund and to the other investment companies in the Seligman Group and a comparison of the overall profitability of Seligman to the profitability of certain other investment advisers; (5) information concerning the Fund's expense ratio and competitive industry fee structures and expense ratios, including, specifically, the relationship of the Fund's management fee rates to those typically paid by similar funds; (6) Seligman's policies and practices regarding allocation of portfolio transactions, including the use of brokers or dealers that provided research and other services to Seligman and the benefits derived from such services to the Funds and to Seligman; (7) portfolio turnover for the Fund and other comparable investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) the fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Fund. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the compensation paid to Seligman under the Management Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Trustee) considered relevant in the exercise of its (or such Trustees') reasonable judgment.

Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.

Portfolio Performance. The Board of Trustees considered the performance of the Fund as compared to the performance of other comparable mutual funds and as compared to appropriate securities indices. The Trustees also considered the nature and quality of the investment advice rendered by Seligman. In addition to the information received by the Trustees in connection with the November 21, 2002 Board of Trustees meeting, the Board receives detailed information related to performance of the Fund at each Board meeting during the year.

Expenses of the Fund. The Board also considered the management fee rate paid by the Funds to Seligman and the other expenses of the Fund, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.

Costs of Providing Service and Profitability. The Trustees reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2001 and 2002 (through September 30) and estimates for full-year 2002. The information considered by the Board of Trustees included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Trustees also reviewed profitability data and estimated profitability data for each of the investment companies of the Seligman Group of Funds on a fund-by-fund basis. The Board of Trustees reviewed certain assumptions and methods of allocation used by Seligman in preparing fund-specific profitability data. While Seligman believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as Seligman's where each of the advisory products draws on, and benefits from, the pooled research of the organization.

Fall-Out Benefits. The Trustees considered the services provided to the Fund and its shareholders by Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, and the 12b-1 fees the Fund pays to Seligman Services in respect of shares of the Fund held in accounts for which there would not otherwise be a broker of record.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                  Regular Dealer
                             Sales Charge       Sales Charge        Reallowance
                              as a % of         as a % of Net        as a % of
Amount of Purchase        Offering Price(1)    Amount Invested    Offering Price
------------------        -----------------    ---------------    --------------
Less than $50,000                4.75%              4.99%              4.25%
$50,000  - $99,999               4.00               4.17               3.50
$100,000 - $249,999              3.50               3.63               3.00
$250,000 - $499,999              2.50               2.56               2.25
$500,000 - $999,999              2.00               2.04               1.75
$1,000,000 and over                 0                  0                  0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                  Regular Dealer
                             Sales Charge       Sales Charge        Reallowance
                              as a % of         as a % of Net        as a % of
Amount of Purchase        Offering Price(1)    Amount Invested    Offering Price
------------------        -----------------    ---------------    --------------
Less than  $100,000              1.00%              1.01%              1.00%
$100,000 - $249,999              0.50               0.50               0.50
$250,000 - $1,000,000               0                  0                  0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2002, 2001 and 2000, Seligman Services received commissions of $1,945, $1,311 and $268, respectively.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2002 was $57,951, equivalent to 0.25% of the Class A shares' average daily net assets.

Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2002 was $7,807, equivalent to 1% per annum of the Class C shares' average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2002, Seligman Advisors incurred $28,856 of expenses in respect of the Fund's Class C shares that were not reimbursed from amounts received from the Fund's 12b-1 Plan. This amount is equal to 2.81% of the net assets of Class C shares at September 30, 2002.

If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2002 was $6,627, equivalent to 1% per annum of the Class D shares' average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2002, Seligman Advisors incurred $48,240 of expenses in respect of the Fund's Class D shares that were not reimbursed from amounts received from the Fund's 12b-1 Plan. This amount is equal to 6.99% of the net assets of Class D shares at September 30, 2002.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.

Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2002, were spent on the following activities in the following amounts:

                                         Class A         Class C         Class D
                                         -------         -------         -------
Compensation to underwriters                $-0-         $5,431          $1,398
Compensation to broker/dealers            57,951          2,376           5,229

The 12b-1 Plan was approved on June 10, 1986 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Fund on April 23, 1987. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to the Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2002, 2001 and 2000, Seligman Services received distribution and service fees of $4,400, $4,143 and $3,727, respectively, pursuant to the Fund's 12b-1 Plan.

Other Service Providers

Seligman Data Corp., which is owned by certain other investment companies in the Seligman Group, is the shareholder servicing agent and dividend paying agent for the Fund. SDC charges the Fund at cost for its services. Certain officers and trustees of the Fund are also officers and directors of SDC.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

For the fiscal years ended September 30, 2002, 2001 and 2000, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions

For the fiscal years ended September 30, 2002, 2001 and 2000, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Directed Brokerage

Not Applicable.


Regular Broker-Dealers

During the Fund's fiscal year ended September 30, 2002, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of its parents.
               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, one series has been authorized, which shares constitute the interest in the Fund. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. Seligman Pennsylvania Municipal Fund Series has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Member Sales Charge Reductions. Class A shares of the Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and Class A shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of Class A shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectus. The value of the Class A shares owned, including the value of Class A shares of Seligman Cash Management Fund acquired in an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through an authorized dealer or financial advisor or directly through Seligman Advisors, however, this applies only if Seligman Advisors is notified by an investor or an authorized dealer or financial advisor of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

      1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

      2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

      3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)   to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)   to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase.

Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)   in connection with (1) distributions from retirement plans qualified under
      Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
      Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)   in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program; and

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, directors/trustees fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2002, the maximum offering price of the Fund's shares is as follows:

Class A
-------

     Net asset value per share.....................................      $8.26
     Maximum sales charge (4.75% of offering price)................       0.41
                                                                         -----
     Offering price to public......................................      $8.67
                                                                         =====

Class C
     Net asset value per share.....................................      $8.24
     Maximum sales charge (1.00% of offering price(1)).............       0.08
                                                                         -----
     Offering price to public......................................      $8.32
                                                                         =====

Class D
     Net asset value and offering price per share(2) ..............      $8.24
                                                                         =====

--------------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.

(2) Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
(iii) such other periods as ordered by the SEC for the protection of shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

Pennsylvania Taxes

In the opinion of Ballard Spahr Andrews & Ingersoll, LLP, Pennsylvania tax counsel to the Pennsylvania Fund, the following tax rules are applicable to the Fund and its shareholders:

Business trusts qualify as regulated investment companies and registered with the United States Securities and Exchange Commission under the Investment company Act of 1940 are not included in the definition of corporations for Pennsylvania tax purposes. Thus, the Fund is not subject to the corporate net income tax and capital stock tax which would be applicable if the Fund were incorporated.

Individual shareholders of the Fund who are subject to the Pennsylvania personal income tax will not be subject to such tax on distributions from the Fund to the extent that such distributions are attributable to interest paid on Pennsylvania Municipal Securities or US Government obligations.

Due to the pendency of litigation involving the constitutionality of personal property taxes heretofore in effect, none are currently imposed in Pennsylvania. In the event enforcement of the personal property tax is resumed under current law, shares of the Fund are not subject to any of the personal property taxes to the extent of that proportion of the Pennsylvania Fund represented by Pennsylvania Municipal Securities or US Government obligations. The taxes referred to above include the county personal property tax, and the additional personal property taxes imposed on Pittsburgh residents by the School District of Pittsburgh, as well as by the City of Pittsburgh.

Individual shareholders of the Fund who are Philadelphia resident individuals and subject to the Philadelphia school district investment income tax will not be subject to such tax on distributions from the Fund to the extent that such distributions are attributable to interest paid on Pennsylvania Municipal Securities or US Government obligations.

Corporate shareholders of the Fund who are subject to the Pennsylvania corporate net income tax will not be subject to such tax on distributions from the Fund that qualify as exempt-interest dividends for federal income tax purposes or are derived from interest on US Government obligations.

If a shareholder of the Fund is a business subject to the Pennsylvania capital stock/franchise tax, the value of shares of the Fund held by such shareholder and income derived from the ownership of such shares may be taken into account in determining the "capital stock value" of such shareholder.

Distributions to shareholders from gains realized by the Fund from the disposition (whether by sale, exchange, redemption or payment at maturity) of Pennsylvania Municipal Securities or US Government obligations issued on or after February 1, 1994 are taxable under the Pennsylvania personal income tax and corporate net income tax. With respect to obligations issued before February 1, 1994, gains distributed to shareholders are arguably exempt from the above-referenced taxes, but the law does not so clearly provide. Any distributions to shareholders of the Fund from gains realized on the disposition of Fund assets are not subject to the Philadelphia school district investment income tax.

The foregoing is a general, abbreviated summary of certain provisions of Pennsylvania statutes and administrative interpretations presently in effect governing the taxation of shareholders of the Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning Pennsylvania tax matters.
                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated, January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 2002, 2001 and 2000, and total initial sales charges paid by shareholders of Class C shares of the Fund for the fiscal years ended September 30, 2002, 2001 and 2000, are shown below. Also shown are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:


                   Total Sales Charges Paid by     Amount of Class A and Class C
                  Shareholders on Class A and        Sales Charges Retained by
Fiscal Year             Class C Shares                   Seligman Advisors
-----------             --------------                   -----------------
    2002                    $27,181                          $2,816
    2001                     42,555                           4,510
    2000                     12,301                           1,404

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliate person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2002:

                            Compensation on
   Net Underwriting         Redemptions and
     Discounts and            Repurchases
      Commissions          (CDSC on Class A,
 (Class A and Class C      Class C and Class D     Brokerage        Other
Sales Charges Retained       Shares Retained)     Commissions    Compensation(1)
----------------------       ----------------     -----------    ---------------
        $2,816                    $264               $-0-           $6,829

(1) This amount reflects service fees paid by the Fund to Seligman Advisors in respect of Class C and Class D shares under the Fund's Rule 12b-1 Plan. The arrangements pursuant to which such service fees are paid are detailed above under the discussion "Rule 12b-1 Plan."

Other Payments

Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; ..50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and ..25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

The Fund may quote performance data in various ways. All performance information supplied by the Fund in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions and may or may not include the effect of a Class's initial maximum sales charge and/or contingent deferred sales charge (CDSC), as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in the Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results

Class A

The annualized yield for the 30-day period ended September 30, 2002 for the Fund's Class A shares was 2.56%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales charge of 4.75% of the gross amount invested) on September 30, 2002, which was the last day of this period. The average number of Class A shares of the Fund was 2,844,387, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2002 for the Fund's Class A shares was 4.29%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 40.32% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to Pennsylvania income tax. Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 38.6% (38.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the Fund's Class A shares for the one-, five- and ten-year periods ended September 30, 2002 were 3.64%, 4.88% and 5.80%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund, subtracting the maximum sales charge of 4.75% of the public offering price and assuming that all of the dividends and capital gain distributions by the Fund's Class A shares were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods of the Fund, the entire amount was redeemed.

The cumulative total return for Class A shares of the Fund for the ten-year period ended September 30, 2002 was 75.76%. Thus, a $1,000 investment in Class A shares made on September 30, 1992 had a value of $1,758 on September 30, 2002.

Class C

The annualized yield for the 30-day period ended September 30, 2002 for the Fund's Class C shares was 1.94%. The annualized yield was computed as discussed above for Class A shares. The average number of Class C shares of the Fund was 120,185, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2002 for the Fund's Class C shares was 3.25%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above for Class A shares.

The average annual total returns for the Fund's Class C shares for the one-year period ended September 30, 2002 and for the period from May 27, 1999 (inception) to September 30, 2002 were 5.72% and 4.92%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund,subtracting the maximum sales charge of 1.00% of the public offering price and assuming that all of the dividends and capital gain distributions by the Fund's Class C shares were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class C shares of the Fund for the period from May 27, 1999 (inception) through September 30, 2002 was 17.45%. Thus, a $1,000 investment in Class C shares made on May 27, 1999 (inception) had a value of $1,174 on September 30, 2002.

Class D

The annualized yield for the 30-day period ended September 30, 2002 for the Fund's Class D shares was 1.95%. The annualized yield was computed as discussed above for Class A shares. The average number of Class D shares of the Fund was 83,226, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2002 for the Fund's Class D shares was 3.27%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total returns for the Fund's Class D shares for the one- and five-year periods ended September 30, 2002 and for the period from February 1, 1994 (inception) through September 30, 2002 were 6.79%, 5.09% and 4.57%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and assuming that all of the dividends and capital gain distributions by the Fund's Class D shares were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class D shares of the Fund for the period from February 1, 1994 (inception) through September 30, 2002 was 47.23%. Thus, a $1,000 investment in Class D shares made on February 1, 1994 had a value of $1,472 on September 30, 2002.

The cumulative total return for each Class of shares of the Fund shown above is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the periods specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

Other Information

From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, US Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of US Treasury obligations, backed by the full faith and credit of the US Treasury.

The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.

The Fund may also refer in Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements

The Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2002, contains a schedule of the investments of the Fund as of September 30, 2002, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.

                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Fund will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any matter as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Fund or any series, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series or classes of shares, abolishing series or classes of shares when there are no units thereof outstanding, changing the name of the

Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies, (e) to the same extent as the stockholders of a Pennsylvania business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (f) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of the Fund's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The shareholders of a Pennsylvania trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund.

Custodian. State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Independent Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE (MOODY'S)
MUNICIPAL BONDS

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

MUNICIPAL NOTES

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES (S&P)
MUNICIPAL BONDS

AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D:  Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                      RISK FACTORS REGARDING INVESTMENTS IN
                        PENNSYLVANIA MUNICIPAL SECURITIES

The following information as to certain Pennsylvania considerations is given to investors in view of the Fund's policy of investing primarily in securities of Pennsylvania issuers. Such information is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers.

Employment. The industries traditionally strong in Pennsylvania, such as coal, steel and railway, have declined and account for a decreasing share of total employment. Service industries (including trade, medical, health services, education and finance) have grown, however, have exceeded the manufacturing sector in each year since 1985.

While the level of Pennsylvania's population basically remained constant from 1992 through 2001, nonagricultural employment increased from 1992 through 2001. By 2001, Pennsylvania nonagricultural employment had reached 112% of its 1992 level. In comparison, increases in US nonagricultural employment have been greater. By 2001, US nonagricultural employment had reached 121% of its 1992 level. Trends in the unemployment rates of Pennsylvania and the US have been similar from 1992 to 2001. From 1992 to 2001, Pennsylvania's unemployment rate was generally higher than the US rate. For example, Pennsylvania's unemployment rate for 1992 and 1993 was 7.6% and 7.1%, respectively, while the unemployment rate for the US was 7.5% and 6.9% for the same years. In 1999 and 2000, Pennsylvania's unemployment rate was 4.4% and 4.2%, respectively, compared with the US unemployment rate of 4.2% and 4.0% for the same years. In 2001, however, Pennsylvania's unemployment rate was 4.7%, while the US unemployment rate was 4.8%.

Fiscal Year 2002 Financial Results. The national recession was not anticipated in Pennsylvania's budget enacted for fiscal year 2002. Actual revenues were $1.268 billion (5.9%) below estimate. In order to prevent ending the fiscal year with an operating deficit and a negative fiscal year-end budgetary basis balance, Pennsylvania took the following actions: (i) the Governor decided to limit expenditures leading to appropriation lapses; (ii) the $1.038 million balance in the Tax Stabilization Reserve Fund was transferred to the General Fund; and (iii) there was a partial draw down of a portion of the $336 million General Fund balance at the beginning of the fiscal year.

Commonwealth Debt. Debt service on general obligation bonds of Pennsylvania, except those issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, the recipient of all Commonwealth revenues that are not required to be deposited in other funds.

As of June 30, 2002, the Commonwealth had $6,032.6 million of net outstanding general obligation debt, a net increase of $616.4 million from June 30, 2001. Debt for capital projects constitutes the largest dollar amount. Although Pennsylvania's Constitution permits the issuance of an aggregate amount of capital project debt equal to 1.75 times the average annual tax revenues of the preceding five fiscal years, the General Assembly may authorize and historically has authorized a smaller amount. This constitutional limit does not apply to other types of Pennsylvania debt such as electorate approved debt or debt issued to rehabilitate areas affected by disaster. However, the former may be incurred only after the enactment of legislation calling for a referendum specifying the purpose and, usually, amount of such debt, followed by electoral approval. Similarly, debt issued to rehabilitate a disaster area is authorized by specific legislation. These statutory and constitutional limitations imposed on bonds are also applicable to bond anticipation notes.

Pennsylvania cannot use tax anticipation notes or any other form of debt to fund budget deficits between fiscal years. All year-end deficits must be funded within the succeeding fiscal year's budget. Moreover, the principal amount of tax anticipation notes issued and outstanding for the account of a fund during a fiscal year may not exceed 20% of that fund's estimated revenues for that fiscal year.

Moral Obligations. The debt of the Pennsylvania Housing Finance Agency (PHFA), a state agency which provides housing for lower and moderate income families, and certain obligations of The Hospitals and Higher Education Facilities Authority of Philadelphia (Hospitals Authority) is the only debt bearing Pennsylvania's moral obligation. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year.

If there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor must place in Pennsylvania's budget for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget which the General Assembly adopts may or may not include such amount. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund. According to PHFA, as of June 30, 2002, PHFA had $2,974.9 million of revenue bonds outstanding.

The Hospitals Authority is a municipal authority organized by the City of Philadelphia (City) to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. In 1986 the Hospitals Authority issued $20.4 million of bonds, which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (Hospitals Authority Bonds) for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City and a debt service reserve fund for which the Pennsylvania Department of Public Welfare (Department) has agreed with the Hospitals Authority to request in the Department's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency in the debt service reserve fund that may arise. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, the Department will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.

In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. According to the Hospitals Authority, as of June 30, 2002, $0.5 million of the loan was outstanding.

Other Commonwealth Obligations; Pensions. Other obligations of Pennsylvania include long-term agreements with public authorities to make lease payments that are in some cases pledged as security for those authorities' revenue bonds, and two pension plans covering state public school and other employees. For the fiscal year ending in 2001, neither pension plan had unfunded actuarial accrued liability.

Pennsylvania Agencies. Certain Pennsylvania-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported solely by assets of, or revenues derived from the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania funds through operating appropriations. There can be no assurance that in the future assistance of the Commonwealth will be available to these agencies. These entities are as follows: The Delaware River Joint Toll Bridge Commission, Delaware River Port Authority, Pennsylvania Energy Development Authority, Pennsylvania Higher Education Assistance Agency, Pennsylvania Higher Educational Facilities Authority, Pennsylvania Industrial Development Authority, Pennsylvania Infrastructure Investment Authority, Pennsylvania State Public School Building Authority, the Pennsylvania Turnpike Commission, Pennsylvania Economic Development Financing Authority and Philadelphia Regional Port Authority.

Debt of Political Subdivisions and their Authorities. The ability of Pennsylvania's political subdivisions, such as counties, cities and school districts, to engage in general obligation borrowing without electorate approval is generally limited by their recent revenue collection experience, although generally such subdivisions can levy real property taxes unlimited as to rate or amount to repay general obligation borrowings. Recent legislation authorizes these subdivisions to engage in general obligation borrowings without limit as to principal amount to fund unfunded accrued pension liabilities.

Political subdivisions can issue revenue obligations which will not affect their general obligation borrowing capacity, but only if such revenue obligations are either limited as to repayment from a certain type of revenue other than tax revenues or projected to be repaid solely from project revenues.

Industrial development and municipal authorities, although created by political subdivisions, can only issue obligations payable solely from the revenues derived from the financed project. If the user of the project is a political subdivision, that subdivision's full faith and credit may back the repayment of the obligations of the industrial development or municipal authority. Often the user of the project is a nongovernmental entity, such as a not-for-profit hospital or university, a public utility or an industrial corporation, and there can be no assurance that it will meet its financial obligations or that the pledge, if any, of property financed will be adequate. Factors affecting the business of the user of the project, such as managed care, increased competition and governmental efforts to control health care costs (in the case of hospitals), declining enrollment and reductions in governmental financial assistance (in the case of universities), increasing capital and operating costs and competition (in the case of public utilities) and economic slowdowns (in the case of industrial corporations) may adversely affect the ability of the project user to pay the debt service on revenue bonds issued on its behalf.

Many factors affect the financial condition of the Commonwealth and its counties, cities, school districts and other political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. As is the case with many states and cities, many of the programs of the Commonwealth and its political subdivisions, particularly human services programs, depend in part upon federal reimbursements. From time to time, the Commonwealth and various of its political subdivisions (including particularly the Philadelphia School District and the Cities of Philadelphia, Pittsburgh and Scranton) have encountered financial difficulty due to slowdowns in the pace of economic activity in the Commonwealth and to other factors. The Fund is unable to predict what effect, if any, such factors would have on the Fund's investments.


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                                   APPENDIX C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

....Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o     Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o     Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, and one of its oldest.

....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o     Establishes Investment Advisory Service.

....1940s

o     Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o     Establishes Whitehall Fund, Inc., today Seligman Income and Growth
      Fund, Inc.


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....1950-1989

o Develops new open-end investment companies. Today, manages more than 60 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate funds: Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund.

o Launches Seligman Value Fund Series, which currently offers two separate funds: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches innovative Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

....2001

o Launches Seligman Tax-Aware Fund, Inc., an innovative mutual fund seeking to maximize after-tax returns.

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.


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